Vanguard® Core Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (57.3%)
U.S. Government Securities (37.5%)
	United States Treasury Note/Bond	0.125%	1/31/23	100,000	99,906
	United States Treasury Note/Bond	0.125%	2/28/23	170,000	169,814
	United States Treasury Note/Bond	0.500%	3/15/23	55,000	55,275
	United States Treasury Note/Bond	2.500%	3/31/23	62,700	65,198
	United States Treasury Note/Bond	0.125%	5/15/23	25,000	24,949
	United States Treasury Note/Bond	0.125%	10/15/23	100,000	99,578
	United States Treasury Note/Bond	0.250%	3/15/24	65,100	64,846
[1]	United States Treasury Note/Bond	0.375%	4/15/24	300,000	299,625
	United States Treasury Note/Bond	0.250%	5/15/24	10,000	9,947
	United States Treasury Note/Bond	0.250%	7/31/25	31,900	31,292
	United States Treasury Note/Bond	0.250%	9/30/25	2,000	1,958
	United States Treasury Note/Bond	0.375%	11/30/25	45,800	44,970
	United States Treasury Note/Bond	0.500%	2/28/26	178,000	175,274
	United States Treasury Note/Bond	0.750%	3/31/26	75,000	74,660
	United States Treasury Note/Bond	1.125%	2/28/27	3,241	3,264
	United States Treasury Note/Bond	0.625%	3/31/27	1,035	1,013
	United States Treasury Note/Bond	0.500%	4/30/27	414	401
	United States Treasury Note/Bond	0.500%	5/31/27	68,000	65,832
	United States Treasury Note/Bond	1.250%	3/31/28	25,000	25,102
	United States Treasury Note/Bond	1.250%	4/30/28	140,000	140,437
	United States Treasury Note/Bond	2.875%	5/15/28	25,200	27,996
	United States Treasury Note/Bond	1.250%	5/31/28	30,000	30,075
	United States Treasury Note/Bond	1.500%	2/15/30	29,842	30,136
	United States Treasury Note/Bond	0.625%	5/15/30	24,000	22,432
	United States Treasury Note/Bond	0.625%	8/15/30	25,200	23,483
	United States Treasury Note/Bond	1.125%	2/15/31	86,000	83,501
	United States Treasury Note/Bond	1.625%	5/15/31	20,000	20,309
	United States Treasury Note/Bond	5.000%	5/15/37	63,400	92,346
	United States Treasury Note/Bond	1.125%	5/15/40	2,000	1,727
	United States Treasury Note/Bond	4.375%	5/15/40	6,400	8,934
	United States Treasury Note/Bond	1.125%	8/15/40	19,800	17,034
	United States Treasury Note/Bond	1.375%	11/15/40	17,500	15,720
	United States Treasury Note/Bond	1.875%	2/15/41	90,300	88,409
	United States Treasury Note/Bond	2.250%	5/15/41	4,500	4,683
	United States Treasury Note/Bond	3.625%	8/15/43	2,200	2,831
	United States Treasury Note/Bond	3.375%	5/15/44	4,000	4,984
	United States Treasury Note/Bond	3.125%	8/15/44	12,000	14,393
	United States Treasury Note/Bond	3.000%	2/15/47	10,700	12,705
	United States Treasury Note/Bond	3.000%	2/15/48	6,000	7,148
	United States Treasury Note/Bond	3.125%	5/15/48	5,500	6,706
	United States Treasury Note/Bond	3.375%	11/15/48	5,000	6,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.250%	8/15/49	5,000	5,178
	United States Treasury Note/Bond	2.375%	11/15/49	11,000	11,708
[2,3]	United States Treasury Note/Bond	2.000%	2/15/50	19,000	18,662
	United States Treasury Note/Bond	1.375%	8/15/50	31,800	26,801
	United States Treasury Note/Bond	1.625%	11/15/50	17,100	15,355
	United States Treasury Note/Bond	2.375%	5/15/51	20,000	21,353
					2,074,331
Conventional Mortgage-Backed Securities (19.5%)
[4,5]	Fannie Mae Pool	3.000%	10/1/46–8/1/50	31,414	32,276
[4,5]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	2,465	2,576
[4,5]	Fannie Mae Pool	4.000%	9/1/42	254	274
[4,5]	Fannie Mae Pool	5.000%	10/1/49	57	61
[4,5]	Fannie Mae Pool	6.000%	12/1/28	22	24
[4,5]	Freddie Mac Gold Pool	2.500%	10/1/31	434	457
[4,5]	Freddie Mac Gold Pool	3.000%	9/1/46–11/1/49	3,793	4,002
[4,5]	Freddie Mac Gold Pool	3.500%	3/1/45–2/1/50	3,753	3,926
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/39–12/1/49	2,231	2,429
[4,5]	Freddie Mac Gold Pool	4.500%	12/1/39–11/1/49	2,303	2,543
[4,5]	Freddie Mac Gold Pool	5.000%	8/1/33–2/1/50	2,567	2,883
[4,5]	Freddie Mac Gold Pool	5.500%	3/1/29–5/1/40	539	608
[4,5]	Freddie Mac Gold Pool	6.000%	7/1/28–10/1/36	151	178
[4,5]	Freddie Mac Gold Pool	6.500%	9/1/39	226	261
[4,5]	Freddie Mac Gold Pool	7.500%	5/1/38	106	123
[4]	Ginnie Mae I Pool	3.000%	5/20/43–11/20/47	63,398	66,882
[4]	Ginnie Mae I Pool	3.500%	4/20/43–3/20/50	32,963	35,114
[4]	Ginnie Mae I Pool	4.000%	11/20/42–12/20/49	4,541	4,809
[4]	Ginnie Mae I Pool	4.500%	2/15/39–11/20/49	10,544	11,324
[4]	Ginnie Mae I Pool	5.000%	3/15/38–11/20/49	2,353	2,627
[4]	Ginnie Mae I Pool	6.000%	7/15/37–5/20/48	896	1,045
[4,6]	Ginnie Mae II Pool	2.000%	7/15/51	51,000	51,924
[4,6]	Ginnie Mae II Pool	2.500%	7/15/51	33,000	34,140
[4,5,6]	UMBS Pool	1.500%	7/25/36–7/25/51	31,500	31,386
[4,5,6]	UMBS Pool	2.000%	7/25/36–8/25/51	299,000	301,910
[4,5,6]	UMBS Pool	2.500%	2/1/28–8/25/51	206,572	213,955
[4,5,6]	UMBS Pool	3.000%	12/1/37–8/25/51	78,993	82,581
[4,5]	UMBS Pool	3.500%	3/1/27–5/1/50	86,301	91,506
[4,5]	UMBS Pool	4.000%	12/1/38–7/1/49	57,436	61,513
[4,5]	UMBS Pool	4.500%	4/1/39–4/1/50	16,377	18,018
[4,5]	UMBS Pool	5.000%	8/1/39–10/1/49	4,728	5,338
[4,5]	UMBS Pool	5.500%	7/1/30–5/1/44	6,680	7,845
[4,5]	UMBS Pool	6.000%	7/1/34–5/1/41	2,049	2,421
[4,5]	UMBS Pool	6.500%	11/1/31–9/1/36	27	32
					1,076,991
Nonconventional Mortgage-Backed Securities (0.3%)
[4,5]	Fannie Mae REMICS	1.750%	5/25/43	117	119
[4,5]	Fannie Mae REMICS	2.500%	9/25/49	1,145	1,188
[4,5]	Fannie Mae REMICS	2.750%	8/25/47	547	567
[4,5]	Fannie Mae REMICS	3.000%	2/25/43–9/25/48	2,277	2,362
[4,5]	Fannie Mae REMICS	3.500%	10/25/44–6/25/48	1,017	1,066
[4,5]	Fannie Mae REMICS	5.250%	9/25/41	79	88
[4,5]	Freddie Mac REMICS	3.000%	12/15/47	416	427
[4,5]	Freddie Mac REMICS	3.500%	6/15/38	250	253
[4]	Ginnie Mae REMICS	3.000%	8/20/46–7/20/48	3,438	3,600
[4]	Ginnie Mae REMICS	3.500%	4/20/48–2/20/49	3,195	3,402
[4,7]	Ginnie Mae REMICS	4.000%	1/20/45–10/20/47	927	319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8,9]	Ginnie Mae REMICS, 6.150% - 1M USD LIBOR	6.057%	6/20/47	2,432	434
					13,825
Total U.S. Government and Agency Obligations (Cost $3,163,645)					3,165,147
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[4]	AmeriCredit Automobile Receivables Trust Series 2018-2	4.010%	7/18/24	390	410
[4]	AmeriCredit Automobile Receivables Trust Series 2019-1	3.620%	3/18/25	580	615
[4]	AmeriCredit Automobile Receivables Trust Series 2020-2	2.130%	3/18/26	240	246
[4,10]	ARL Second LLC Series 2014-1A	2.920%	6/15/44	28	29
[4,10]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	399	454
[4,10]	Avis Budget Rental Car Funding AESOP LLC Series 2017-1A	3.070%	9/20/23	355	365
[4,10]	Avis Budget Rental Car Funding AESOP LLC Series 2019-1A	3.450%	3/20/23	130	132
[4,10]	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR	3.112%	11/5/32	1,100	1,145
[4,10]	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR	3.287%	11/5/32	70	69
[4]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.441%	9/15/48	98	105
[4]	BANK Series 2017-BNK4	3.625%	5/15/50	19	21
[4]	BANK Series 2017-BNK6	3.741%	7/15/60	50	55
[4]	BANK Series 2017-BNK7	3.175%	9/15/60	1,341	1,456
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	80	89
[4]	BANK Series 2018-BN14	4.185%	9/15/60	25	28
[4]	BANK Series 2018-BN14	4.231%	9/15/60	15	17
[4]	BANK Series 2019-BN17	3.714%	4/15/52	80	90
[4]	BANK Series 2019-BN20	3.011%	9/15/62	200	216
[4]	BANK Series 2019-BN23	2.846%	12/15/52	130	140
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	200	211
[4]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	70	77
[4]	Benchmark Mortgage Trust Series 2019-B15	2.859%	12/15/72	300	323
[4]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	200	212
[4,10]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.440%	8/21/23	50	51
[4]	CarMax Auto Owner Trust Series 2017-4	2.460%	8/15/23	40	40
[4]	CarMax Auto Owner Trust Series 2017-4	2.700%	10/16/23	40	40
[4]	CarMax Auto Owner Trust Series 2018-1	2.950%	11/15/23	50	51
[4]	CarMax Auto Owner Trust Series 2018-2	3.370%	10/16/23	90	92
[4]	CarMax Auto Owner Trust Series 2018-2	3.570%	12/15/23	130	134
[4]	CarMax Auto Owner Trust Series 2018-2	3.990%	4/15/25	100	103
[4]	CarMax Auto Owner Trust Series 2018-4	3.670%	5/15/24	100	105
[4]	CarMax Auto Owner Trust Series 2018-4	3.850%	7/15/24	70	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CarMax Auto Owner Trust Series 2018-4	4.150%	4/15/25	100	105
[4]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	10	11
[4]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	270	267
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	60	66
[4]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	19	21
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	61	65
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	30	32
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	320	343
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.575%	5/10/47	148	155
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.356%	7/10/47	56	59
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	350	376
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	4.175%	7/10/47	230	247
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.372%	10/10/47	9	10
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	165	179
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	228	242
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	431	472
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	20	21
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	60	66
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.408%	9/15/50	10	11
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	45	52
[4]	COMM Mortgage Trust Series 2012-CR4	3.251%	10/15/45	500	504
[4]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	57	60
[4]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	103	109
[4,10]	COMM Mortgage Trust Series 2013-CR6	3.147%	3/10/46	150	153
[4,10]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	210	215
[4]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	10	11
[4,10]	COMM Mortgage Trust Series 2013-CR9	4.413%	7/10/45	230	206
[4]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	30	32
[4]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	300	323
[4]	COMM Mortgage Trust Series 2014-CR17	3.700%	5/10/47	18	20
[4]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	154	166
[4]	COMM Mortgage Trust Series 2014-CR18	3.550%	7/15/47	26	27

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	101	107
[4]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	228	245
[4]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	123	135
[4]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	194	207
[4]	COMM Mortgage Trust Series 2019-GC44	2.873%	8/15/57	150	161
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	362	399
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	12	13
[4]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	250	260
[4]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	70	77
[4]	Drive Auto Receivables Trust Series 2017-1	3.840%	3/15/23	6	6
[4]	Drive Auto Receivables Trust Series 2018-3	4.300%	9/16/24	213	218
[4]	Drive Auto Receivables Trust Series 2018-5	3.990%	1/15/25	286	289
[4]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	650	676
[4]	Drive Auto Receivables Trust Series 2019-4	2.700%	2/16/27	180	185
[4]	Drive Auto Receivables Trust Series 2020-1	2.700%	5/17/27	180	185
[4]	Drive Auto Receivables Trust Series 2020-2	3.050%	5/15/28	140	146
[4,10]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	59	62
[4,10]	Fair Square Issuance Trust Series 2020-AA	2.900%	9/20/24	210	212
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	1.100%	1/25/24	39,212	817
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	0.651%	12/25/24	11,436	190
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	0.783%	11/25/25	12,293	313
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	1.020%	12/25/25	5,925	206
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	1.304%	1/25/26	42,705	1,998
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	1.493%	3/25/26	2,888	161
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	1.309%	7/25/26	40,540	2,059
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	1.051%	8/25/26	3,935	166
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	0.811%	4/25/27	20,652	729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series KG05	0.402%	1/25/31	63,628	1,731
[4,10]	FirstKey Homes Trust Series 2020-SFR2	1.266%	10/19/37	499	496
[4,10]	Ford Credit Auto Owner Trust Series 2017-2	2.750%	3/15/29	250	257
[4,10]	Ford Credit Auto Owner Trust Series 2018-1	3.190%	7/15/31	150	162
[4,10]	Ford Credit Auto Owner Trust Series 2018-2	3.760%	1/15/30	120	127
[4]	Ford Credit Auto Owner Trust Series 2019-A	3.250%	9/15/25	340	355
[4,10]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	220	228
[4,10]	Ford Credit Auto Owner Trust Series 2020-1	2.290%	8/15/31	210	218
[4,10]	Ford Credit Auto Owner Trust Series 2020-1	2.540%	8/15/31	100	104
[4]	Ford Credit Auto Owner Trust Series 2020-B	2.040%	12/15/26	300	308
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	2.120%	9/15/25	230	235
[4,7,10]	FREMF Mortgage Trust Series 2015-K42	0.100%	1/25/48	1,058,170	2,854
[4]	GM Financial Automobile Leasing Trust Series 2020-1	2.280%	6/20/24	100	102
[4]	GM Financial Automobile Leasing Trust Series 2020-2	3.210%	12/20/24	140	145
[4,10]	GMF Floorplan Owner Revolving Trust Series 2020-1	1.480%	8/15/25	120	122
[4,10]	Golden Credit Card Trust Series 2018-4A	3.440%	8/15/25	582	618
[4,9,10]	Gosforth Funding plc Series 2018-1A, 3M USD LIBOR + 0.450%	0.597%	8/25/60	84	84
[4]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	350	364
[4]	GS Mortgage Securities Trust Series 2013-GC14	3.955%	8/10/46	30	31
[4]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	218	234
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.648%	9/10/47	170	177
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.669%	9/10/47	150	142
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.364%	11/10/47	148	157
[4]	GS Mortgage Securities Trust Series 2015-GC28	3.136%	2/10/48	29	31
[4]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	203	219
[4]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	113	121
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	118	124
[4]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	60	64
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	150	172
[4]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	60	65

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.843%	2/13/53	325	349
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	630	676
[4,10]	Harley Marine Financing LLC Series 2018-1A	5.682%	5/15/43	90	88
[4,10]	Hertz Vehicle Financing II LP Series 2016-2A	2.950%	3/25/22	8	8
[4,10]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	140	140
[4,10]	Hertz Vehicle Financing LLC Series 2021-1A	1.560%	12/26/25	100	100
[4,10]	Hertz Vehicle Financing LLC Series 2021-1A	2.050%	12/26/25	100	100
[4,10]	Hilton USA Trust Series 2016-HHV	3.719%	11/5/38	20	22
[4,9,10]	Invitation Homes Trust Series 2017-SFR2, 1M USD LIBOR + 0.850%	0.932%	12/17/36	339	339
[4,9,10]	Invitation Homes Trust Series 2017-SFR2, 1M USD LIBOR + 1.150%	1.232%	12/17/36	130	130
[4,9,10]	Invitation Homes Trust Series 2018-SFR1, 1M USD LIBOR + 0.700%	0.782%	3/17/37	250	250
[4,9,10]	Invitation Homes Trust Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.032%	3/17/37	100	100
[4,10]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5	5.611%	8/15/46	550	552
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	4.213%	1/15/46	230	238
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	10	10
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	147	158
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.363%	7/15/45	1,205	1,247
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	23	24
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	10	11
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	149	161
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.231%	1/15/48	328	347
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	150	162
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	261	277
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	100	109
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	70	78
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	60	66
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	30	33

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	60	66
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	50	57
[4,10]	Lanark Master Issuer plc Series 2020-1A	2.277%	12/22/69	170	173
[4,10]	Laurel Road Prime Student Loan Trust Series 2017-C	2.810%	11/25/42	93	94
[4,10]	Laurel Road Prime Student Loan Trust Series 2018-B	3.540%	5/26/43	177	183
[4,10]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	100	107
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.217%	7/15/46	200	175
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	400	427
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	3.773%	4/15/47	263	279
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	5.063%	4/15/47	150	156
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.493%	6/15/47	80	82
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	350	377
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	390	420
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	188	200
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.451%	7/15/50	29	31
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	110	121
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	196	215
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	133	143
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	4.903%	5/15/49	160	171
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	270	301
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	90	100
[4]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	55	61
[4]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	522	575
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	2.791%	11/15/49	110	116
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	50	54
[4]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	100	107
[4,10]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	1,430	1,385
[4,10]	Navient Private Education Loan Trust Series 2017-A	2.880%	12/16/58	121	125
[4,10]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	293	303
[4,10]	Navient Private Education Refi Loan Trust Series 2018-DA	4.000%	12/15/59	514	541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,9,10]	Navient Student Loan Trust Series 2016-2A, 1M USD LIBOR + 1.050%	1.141%	6/25/65	39	39
[4,9,10]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	0.842%	3/25/66	43	43
[4,10]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	700	644
[4,9,10]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	0.955%	1/16/60	123	124
[4,9,10]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	1.091%	6/20/60	84	84
[4,9,10]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	1.033%	8/18/60	86	86
[4,10]	PFS Financing Corp. Series 2020-A	1.270%	6/15/25	160	162
[4,9,10]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	1.042%	11/25/65	68	69
[4,9,10]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.930%	12/5/59	168	168
[4,9,10]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	0.927%	4/10/50	47	47
[4,9,10]	RESIMAC Premier Series 2018-1A, 1M USD LIBOR + 0.800%	0.877%	11/10/49	126	126
[4]	Santander Drive Auto Receivables Trust Series 2018-3	4.070%	8/15/24	960	982
[4]	Santander Drive Auto Receivables Trust Series 2018-4	3.980%	12/15/25	470	483
[4]	Santander Drive Auto Receivables Trust Series 2018-5	4.190%	12/16/24	540	552
[4]	Santander Drive Auto Receivables Trust Series 2020-2	2.220%	9/15/26	790	808
[4]	Santander Drive Auto Receivables Trust Series 2021-1	1.130%	11/16/26	140	140
[4,10]	Santander Retail Auto Lease Trust Series 2020-A	2.520%	11/20/24	170	174
[4,10]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	800	814
[4,10]	Securitized Term Auto Receivables Trust Series 2018-2A	3.544%	6/26/23	130	132
[4,10]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	175	179
[4,10]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	155	161
[4,10]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	329	347
[4,10]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	434	454
[4,10]	SoFi Professional Loan Program LLC Series 2016-B	2.740%	10/25/32	74	75
[4,10]	SoFi Professional Loan Program LLC Series 2016-C	2.360%	12/27/32	99	100
[4,10]	SoFi Professional Loan Program LLC Series 2016-D	2.340%	4/25/33	26	26
[4,9,10]	SoFi Professional Loan Program LLC Series 2016-D, 1M USD LIBOR + 0.950%	1.042%	1/25/39	9	9
[4,10]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	3	3
[4,10]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	49	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,10]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	62	63
[4,10]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	93	95
[4,10]	SoFi Professional Loan Program LLC Series 2018-A	2.950%	2/25/42	62	63
[4]	Synchrony Credit Card Master Note Trust Series 2017-2	3.010%	10/15/25	230	237
[4,10]	Taco Bell Funding LLC Series 2016-1A	4.377%	5/25/46	35	35
[4,10]	Tesla Auto Lease Trust Series 2018-B	4.360%	10/20/21	200	201
[4,10]	Tesla Auto Lease Trust Series 2020-A	1.680%	2/20/24	100	101
[4,10]	Tidewater Auto Receivables Trust Series 2018-AA	3.840%	11/15/24	44	45
[4,10]	Tidewater Auto Receivables Trust Series 2018-AA	4.300%	11/15/24	100	101
[4,10]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	100	106
[4,10]	Trafigura Securitisation Finance plc Series 2018-1A	3.730%	3/15/22	820	825
[4,10]	Trinity Rail Leasing LLC Series 2018-1A	4.620%	6/17/48	440	458
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	112	124
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	10	10
[4]	Verizon Owner Trust Series 2020-B	0.830%	2/20/25	430	432
[4]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	3.539%	10/15/45	40	41
[4]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.435%	7/15/46	450	471
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	190	205
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	330	346
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	601	656
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	320	353
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.708%	9/15/58	160	167
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	90	98
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	10	11
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	42	47
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	50	52
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	30	34
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	80	90
[4]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	100	106
[4]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	20	22
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	10	10
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	161	174
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.650%	10/15/57	218	235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	World Omni Auto Receivables Trust Series 2018-A	2.890%	4/15/25	40	41
[4]	World Omni Auto Receivables Trust Series 2019-B	2.860%	6/16/25	110	114
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $56,180)					58,259
Corporate Bonds (33.1%)
Communications (3.3%)
	Activision Blizzard Inc.	2.500%	9/15/50	1,990	1,789
	Alphabet Inc.	2.250%	8/15/60	1,930	1,710
	AT&T Inc.	1.700%	3/25/26	6,400	6,469
	AT&T Inc.	1.650%	2/1/28	500	496
	AT&T Inc.	4.350%	3/1/29	4,733	5,479
[4]	AT&T Inc.	4.300%	2/15/30	1,685	1,948
	AT&T Inc.	4.500%	5/15/35	700	822
	AT&T Inc.	4.900%	8/15/37	500	615
	AT&T Inc.	3.650%	6/1/51	1,993	2,083
[4,10]	AT&T Inc.	3.500%	9/15/53	3,650	3,661
[4,10]	AT&T Inc.	3.550%	9/15/55	4,638	4,647
[4,10]	AT&T Inc.	3.800%	12/1/57	1,202	1,256
[4,10]	AT&T Inc.	3.650%	9/15/59	567	574
[4,10]	Cable One Inc.	4.000%	11/15/30	310	311
	Charter Communications Operating LLC	4.908%	7/23/25	589	668
	Charter Communications Operating LLC	4.200%	3/15/28	1,190	1,346
	Charter Communications Operating LLC	5.050%	3/30/29	1,480	1,750
	Charter Communications Operating LLC	4.800%	3/1/50	1,390	1,601
	Charter Communications Operating LLC	3.700%	4/1/51	750	746
	Charter Communications Operating LLC	3.850%	4/1/61	3,000	2,949
[10]	Cogent Communications Group Inc.	3.500%	5/1/26	190	194
	Comcast Corp.	3.375%	8/15/25	5,304	5,789
	Comcast Corp.	3.150%	3/1/26	452	492
	Comcast Corp.	2.350%	1/15/27	445	467
	Comcast Corp.	3.150%	2/15/28	468	513
	Comcast Corp.	4.150%	10/15/28	2,303	2,667
	Comcast Corp.	3.400%	4/1/30	229	253
	Comcast Corp.	3.250%	11/1/39	1,990	2,118
	Comcast Corp.	3.750%	4/1/40	3,970	4,489
	Comcast Corp.	4.650%	7/15/42	1,200	1,516
	Comcast Corp.	4.700%	10/15/48	168	218
	Comcast Corp.	3.450%	2/1/50	1,500	1,625
[4,10]	CSC Holdings LLC	5.375%	2/1/28	245	259
[4,10]	CSC Holdings LLC	4.625%	12/1/30	515	505
[10]	CSC Holdings LLC	4.500%	11/15/31	655	659
	Discovery Communications LLC	3.900%	11/15/24	35	38
	Discovery Communications LLC	4.900%	3/11/26	1,747	1,996
	Discovery Communications LLC	4.650%	5/15/50	765	895
	Discovery Communications LLC	4.000%	9/15/55	2,000	2,115
	Electronic Arts Inc.	1.850%	2/15/31	2,680	2,592
	Electronic Arts Inc.	2.950%	2/15/51	2,600	2,545
[4,10]	Expedia Group Inc.	6.250%	5/1/25	36	42
	Expedia Group Inc.	3.800%	2/15/28	3,000	3,268
	Expedia Group Inc.	2.950%	3/15/31	2,000	2,035
	Fox Corp.	4.030%	1/25/24	2,550	2,763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fox Corp.	3.050%	4/7/25	180	193
	Fox Corp.	5.476%	1/25/39	2,020	2,612
[4,10]	Frontier Communications Holdings LLC	5.875%	10/15/27	95	102
[4,10]	Frontier Communications Holdings LLC	5.000%	5/1/28	400	414
[4,10]	Frontier Communications Holdings LLC	6.750%	5/1/29	130	138
	Lamar Media Corp.	3.750%	2/15/28	137	139
[4,10]	Level 3 Financing Inc.	4.625%	9/15/27	400	415
[4,10]	Level 3 Financing Inc.	4.250%	7/1/28	295	299
[4,10]	Level 3 Financing Inc.	3.625%	1/15/29	410	396
[4,10]	Netflix Inc.	3.625%	6/15/25	575	619
	Netflix Inc.	5.875%	11/15/28	795	977
[10]	Netflix Inc.	5.375%	11/15/29	230	279
[10]	Netflix Inc.	4.875%	6/15/30	210	250
[10]	News Corp.	3.875%	5/15/29	200	202
[4,10]	Nexstar Broadcasting Inc.	5.625%	7/15/27	75	80
[4,10]	Nexstar Broadcasting Inc.	4.750%	11/1/28	435	447
[4,10]	NTT Finance Corp.	2.065%	4/3/31	620	629
[4,10]	Playtika Holding Corp.	4.250%	3/15/29	435	435
[4,10]	QualityTech LP	3.875%	10/1/28	155	166
[4,10]	Scripps Escrow II Inc.	3.875%	1/15/29	735	729
[4,10]	Sirius XM Radio Inc.	4.625%	7/15/24	65	67
[4,10]	Sirius XM Radio Inc.	5.000%	8/1/27	70	74
[10]	Sirius XM Radio Inc.	4.000%	7/15/28	75	77
[4,10]	Sky Ltd.	3.750%	9/16/24	200	219
	Sprint Corp.	7.125%	6/15/24	420	485
	Sprint Corp.	7.625%	3/1/26	65	80
[10]	Switch Ltd.	4.125%	6/15/29	275	282
[4,10]	TEGNA Inc.	4.750%	3/15/26	375	400
	TEGNA Inc.	4.625%	3/15/28	500	519
	Telefonica Emisiones SA	4.103%	3/8/27	3,000	3,377
	Telefonica Emisiones SA	4.665%	3/6/38	400	471
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	2,504
	Time Warner Cable LLC	4.500%	9/15/42	1,200	1,338
	T-Mobile USA Inc.	4.500%	2/1/26	175	179
	T-Mobile USA Inc.	1.500%	2/15/26	3,430	3,454
	T-Mobile USA Inc.	3.750%	4/15/27	2,013	2,225
	T-Mobile USA Inc.	2.625%	2/15/29	505	499
[10]	T-Mobile USA Inc.	3.375%	4/15/29	475	491
	T-Mobile USA Inc.	3.875%	4/15/30	1,224	1,366
	T-Mobile USA Inc.	2.875%	2/15/31	95	94
[10]	T-Mobile USA Inc.	3.500%	4/15/31	215	222
	T-Mobile USA Inc.	3.000%	2/15/41	3,590	3,550
	T-Mobile USA Inc.	3.600%	11/15/60	5,000	5,105
[4]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	400	478
[4,10]	Twitter Inc.	3.875%	12/15/27	270	287
	Verizon Communications Inc.	0.750%	3/22/24	2,345	2,355
	Verizon Communications Inc.	3.376%	2/15/25	2,000	2,173
[4,11]	Verizon Communications Inc.	4.050%	2/17/25	1,250	1,029
	Verizon Communications Inc.	0.850%	11/20/25	2,135	2,109
	Verizon Communications Inc.	4.125%	3/16/27	458	521
	Verizon Communications Inc.	3.000%	3/22/27	2,675	2,877
[4,11]	Verizon Communications Inc.	4.500%	8/17/27	500	428
	Verizon Communications Inc.	2.100%	3/22/28	3,130	3,196
	Verizon Communications Inc.	4.329%	9/21/28	200	232
	Verizon Communications Inc.	4.016%	12/3/29	2,000	2,294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	2.550%	3/21/31	1,895	1,939
	Verizon Communications Inc.	2.650%	11/20/40	850	820
	Verizon Communications Inc.	3.850%	11/1/42	600	680
	Verizon Communications Inc.	4.000%	3/22/50	2,900	3,337
	Verizon Communications Inc.	3.550%	3/22/51	6,394	6,832
	Verizon Communications Inc.	3.000%	11/20/60	1,800	1,690
	Verizon Communications Inc.	3.700%	3/22/61	2,065	2,215
	ViacomCBS Inc.	4.750%	5/15/25	2,510	2,840
	ViacomCBS Inc.	4.200%	6/1/29	2,368	2,724
	ViacomCBS Inc.	4.375%	3/15/43	3,250	3,752
	ViacomCBS Inc.	4.950%	5/19/50	1,500	1,895
[10]	Videotron Ltd.	3.625%	6/15/29	226	229
	Vodafone Group plc	4.375%	5/30/28	327	380
	Vodafone Group plc	5.250%	5/30/48	1,500	1,966
	Vodafone Group plc	4.875%	6/19/49	2,000	2,522
	Vodafone Group plc	4.125%	6/4/81	3,390	3,380
	Walt Disney Co.	1.750%	8/30/24	1,447	1,495
	Walt Disney Co.	3.350%	3/24/25	170	185
	Walt Disney Co.	1.750%	1/13/26	439	451
	Walt Disney Co.	3.375%	11/15/26	375	414
	Walt Disney Co.	3.700%	3/23/27	1,630	1,831
	Walt Disney Co.	2.000%	9/1/29	273	276
	Walt Disney Co.	3.500%	5/13/40	1,200	1,337
	Walt Disney Co.	4.700%	3/23/50	1,000	1,335
	Walt Disney Co.	3.600%	1/13/51	825	935
[12]	WPP Finance 2013	2.875%	9/14/46	300	414
[4,12]	WPP Finance SA	3.750%	5/19/32	450	712
[4,10]	Zayo Group Holdings Inc.	4.000%	3/1/27	410	407
[4,10]	Zayo Group Holdings Inc.	6.125%	3/1/28	210	214
					182,758
Consumer Discretionary (2.3%)
[10]	1011778 BC ULC	3.875%	1/15/28	320	324
[4,10]	1011778 BC ULC	4.375%	1/15/28	305	310
[4,10]	1011778 BC ULC	4.000%	10/15/30	606	586
[10]	Allied Universal Holdco LLC	4.625%	6/1/28	120	121
[10]	Allied Universal Holdco LLC	4.625%	6/1/28	80	80
[10]	Allied Universal Holdco LLC	6.000%	6/1/29	50	51
	Amazon.com Inc.	1.200%	6/3/27	248	247
	Amazon.com Inc.	3.150%	8/22/27	892	985
[6,10]	Ambience Merger Sub Inc.	4.875%	7/15/28	115	115
[6,10]	Ambience Merger Sub Inc.	7.125%	7/15/29	230	232
[4]	American Honda Finance Corp.	0.650%	9/8/23	5,168	5,191
[4]	American Honda Finance Corp.	2.150%	9/10/24	372	389
	Asbury Automotive Group Inc.	4.500%	3/1/28	961	994
	Asbury Automotive Group Inc.	4.750%	3/1/30	605	632
	AutoZone Inc.	3.625%	4/15/25	1,278	1,398
	AutoZone Inc.	4.000%	4/15/30	1,380	1,570
	AutoZone Inc.	1.650%	1/15/31	2,421	2,304
	Block Financial LLC	3.875%	8/15/30	1,200	1,298
	BorgWarner Inc.	2.650%	7/1/27	207	220
[4,10]	Boyd Gaming Corp.	8.625%	6/1/25	390	430
[4,10]	Caesars Entertainment Inc.	8.125%	7/1/27	364	405
[4,10]	Caesars Resort Collection LLC	5.750%	7/1/25	19	20
	California Institute of Technology	3.650%	9/1/19	1,500	1,696
[4,10]	Carnival Corp.	11.500%	4/1/23	157	177
[4,10]	Carnival Corp.	7.625%	3/1/26	125	136
[4,10]	Carnival Corp.	5.750%	3/1/27	315	331
[4,10]	Cedar Fair LP	5.500%	5/1/25	960	1,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,10]	Churchill Downs Inc.	5.500%	4/1/27	1,530	1,596
[4,10]	Churchill Downs Inc.	4.750%	1/15/28	298	308
[4,10]	Clarios Global LP	6.750%	5/15/25	46	49
[4,10]	Clarios Global LP	8.500%	5/15/27	640	698
[4,10]	Daimler Finance North America LLC	0.750%	3/1/24	7,570	7,567
	Ford Motor Co.	8.500%	4/21/23	55	61
	Ford Motor Credit Co. LLC	3.087%	1/9/23	320	326
	Ford Motor Credit Co. LLC	5.125%	6/16/25	155	171
	Ford Motor Credit Co. LLC	4.134%	8/4/25	65	69
	Ford Motor Credit Co. LLC	3.375%	11/13/25	490	508
	Ford Motor Credit Co. LLC	4.271%	1/9/27	450	482
	Ford Motor Credit Co. LLC	4.125%	8/17/27	290	308
	Ford Motor Credit Co. LLC	3.815%	11/2/27	55	57
	Ford Motor Credit Co. LLC	2.900%	2/16/28	375	374
	General Motors Co.	4.875%	10/2/23	6,000	6,531
	General Motors Co.	5.400%	10/2/23	1,000	1,101
	General Motors Co.	6.125%	10/1/25	1,000	1,184
	General Motors Co.	5.200%	4/1/45	1,600	1,981
	General Motors Financial Co. Inc.	4.375%	9/25/21	510	515
	General Motors Financial Co. Inc.	5.200%	3/20/23	4,000	4,307
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,242	1,333
	General Motors Financial Co. Inc.	2.900%	2/26/25	157	166
	General Motors Financial Co. Inc.	4.350%	4/9/25	263	291
	General Motors Financial Co. Inc.	2.750%	6/20/25	1,770	1,864
	General Motors Financial Co. Inc.	1.250%	1/8/26	3,000	2,980
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	110	123
[4,10]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	1,020	1,074
[4,10]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	270	292
	Home Depot Inc.	2.800%	9/14/27	225	244
	Home Depot Inc.	3.900%	12/6/28	217	252
	Home Depot Inc.	2.950%	6/15/29	2,763	3,020
	Home Depot Inc.	1.375%	3/15/31	1,500	1,436
	Home Depot Inc.	4.250%	4/1/46	720	896
	Home Depot Inc.	4.500%	12/6/48	500	650
	Home Depot Inc.	3.125%	12/15/49	750	795
[4,10]	International Game Technology plc	4.125%	4/15/26	110	115
[4,10]	International Game Technology plc	6.250%	1/15/27	25	29
	Lennar Corp.	5.250%	6/1/26	100	115
	Lennar Corp.	4.750%	11/29/27	5	6
[10]	LGI Homes Inc.	4.000%	7/15/29	455	458
[4,10]	Lithia Motors Inc.	4.625%	12/15/27	285	301
[10]	Lithia Motors Inc.	3.875%	6/1/29	525	544
[4,10]	Lithia Motors Inc.	4.375%	1/15/31	425	455
[4,10]	Live Nation Entertainment Inc.	5.625%	3/15/26	20	21
[4,10]	Live Nation Entertainment Inc.	6.500%	5/15/27	900	999
[4,10]	Live Nation Entertainment Inc.	4.750%	10/15/27	277	287
[4,10]	Live Nation Entertainment Inc.	3.750%	1/15/28	110	111
	Lowe's Cos. Inc.	3.100%	5/3/27	1,180	1,288
	Lowe's Cos. Inc.	1.300%	4/15/28	1,050	1,024
	Lowe's Cos. Inc.	4.050%	5/3/47	250	288
	Magna International Inc.	2.450%	6/15/30	200	205
[4]	Marriott International Inc.	4.625%	6/15/30	380	438
[4]	McDonald's Corp.	2.625%	9/1/29	1,311	1,380
[4]	McDonald's Corp.	3.625%	9/1/49	1,100	1,219
[4]	McDonald's Corp.	4.200%	4/1/50	1,695	2,046
[10]	Meritage Homes Corp.	3.875%	4/15/29	1,030	1,066
[4,10]	NCL Corp. Ltd.	5.875%	3/15/26	565	592
[4,10]	Nissan Motor Acceptance Corp.	1.050%	3/8/24	3,000	2,991

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,10]	Nissan Motor Co. Ltd.	3.043%	9/15/23	7,100	7,405
[4,10]	Nissan Motor Co. Ltd.	4.345%	9/17/27	3,750	4,126
	PulteGroup Inc.	5.500%	3/1/26	280	328
	PulteGroup Inc.	5.000%	1/15/27	100	117
[10]	Raptor Acquisition Corp.	4.875%	11/1/26	205	208
[4,10]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	30	34
[4,10]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	25	27
[4,10]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	60	69
[4,10]	Sabre GLBL Inc.	9.250%	4/15/25	205	244
[4,10]	Sabre GLBL Inc.	7.375%	9/1/25	144	157
[10]	Square Inc.	2.750%	6/1/26	155	158
[10]	Square Inc.	3.500%	6/1/31	315	318
	Stanley Black & Decker Inc.	3.400%	3/1/26	265	291
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,126	1,169
	Starbucks Corp.	3.500%	3/1/28	335	374
	Starbucks Corp.	3.500%	11/15/50	600	645
[10]	Suburban Propane Partners LP	5.000%	6/1/31	55	56
	Toll Brothers Finance Corp.	4.350%	2/15/28	2,240	2,468
	Toll Brothers Finance Corp.	3.800%	11/1/29	275	295
[4]	Toyota Motor Credit Corp.	2.900%	3/30/23	4,000	4,177
	Toyota Motor Credit Corp.	3.650%	1/8/29	279	318
	Tri Pointe Homes Inc.	5.700%	6/15/28	100	110
[4,10]	Vail Resorts Inc.	6.250%	5/15/25	1,091	1,168
[4,13]	Volkswagen Financial Services AG	2.250%	10/16/26	3,100	4,065
[4,10]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	3,000	3,062
[4,10]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	4,000	4,110
[4,10]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	2,000	2,089
[4,10]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	5,000	4,940
[13]	Volkswagen Leasing GmbH	1.375%	1/20/25	3,142	3,894
[4,10]	William Carter Co.	5.500%	5/15/25	230	243
[4,10]	Williams Scotsman International Inc.	4.625%	8/15/28	129	133
[4,10]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	985	1,024
[4,10]	Yum! Brands Inc.	7.750%	4/1/25	110	120
					128,775
Consumer Staples (2.2%)
[4,10]	7-Eleven Inc.	0.950%	2/10/26	2,665	2,616
[4,10]	7-Eleven Inc.	1.300%	2/10/28	2,650	2,557
[4,10]	7-Eleven Inc.	1.800%	2/10/31	1,500	1,434
[4,10]	7-Eleven Inc.	2.800%	2/10/51	4,660	4,349
[4,10]	Alimentation Couche-Tard Inc.	3.550%	7/26/27	221	243
	Altria Group Inc.	2.350%	5/6/25	1,000	1,046
	Altria Group Inc.	4.400%	2/14/26	2,570	2,907
	Altria Group Inc.	5.800%	2/14/39	2,000	2,466
	Altria Group Inc.	3.400%	2/4/41	6,000	5,713
	Altria Group Inc.	5.375%	1/31/44	325	386
	Altria Group Inc.	5.950%	2/14/49	135	173
	Altria Group Inc.	4.450%	5/6/50	300	319
[4]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	331	366
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	8,090	9,922
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	250	276
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	198	225
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	4,000	4,765
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	150	167
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	750	989

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	1,190
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,409
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	2,400	2,615
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	545	666
	BAT Capital Corp.	3.215%	9/6/26	200	212
	BAT Capital Corp.	4.390%	8/15/37	3,050	3,291
	BAT Capital Corp.	4.540%	8/15/47	1,550	1,634
	BAT Capital Corp.	3.984%	9/25/50	975	952
	Coca-Cola Co.	3.000%	3/5/51	1,750	1,816
	Constellation Brands Inc.	3.200%	2/15/23	550	573
	Constellation Brands Inc.	3.750%	5/1/50	1,200	1,323
	Costco Wholesale Corp.	1.375%	6/20/27	3,300	3,323
	Dollar General Corp.	4.125%	5/1/28	250	286
	General Mills Inc.	2.600%	10/12/22	5,000	5,130
	General Mills Inc.	2.875%	4/15/30	205	217
[4,10]	General Mills Inc.	3.000%	2/1/51	1,042	1,050
	Hormel Foods Corp.	0.650%	6/3/24	2,000	2,004
	Hormel Foods Corp.	1.700%	6/3/28	2,200	2,212
	Hormel Foods Corp.	1.800%	6/11/30	90	89
	J M Smucker Co.	3.375%	12/15/27	273	299
	J M Smucker Co.	3.550%	3/15/50	1,200	1,294
	Kellogg Co.	4.500%	4/1/46	530	658
	Keurig Dr Pepper Inc.	3.350%	3/15/51	4,000	4,205
	Kimberly-Clark Corp.	1.050%	9/15/27	1,700	1,663
	Kimberly-Clark Corp.	3.100%	3/26/30	2,279	2,515
	Kraft Heinz Foods Co.	3.875%	5/15/27	255	280
	Kraft Heinz Foods Co.	3.750%	4/1/30	1,615	1,772
	Kraft Heinz Foods Co.	5.000%	7/15/35	260	318
	Kraft Heinz Foods Co.	4.875%	10/1/49	380	461
	Kroger Co.	2.200%	5/1/30	1,000	1,006
	Kroger Co.	3.875%	10/15/46	3,125	3,450
[4,10]	Lamb Weston Holdings Inc.	4.625%	11/1/24	60	62
[4,10]	Lamb Weston Holdings Inc.	4.875%	11/1/26	160	165
[4,10]	Lamb Weston Holdings Inc.	4.875%	5/15/28	450	498
	Mondelez International Inc.	0.625%	7/1/22	5,000	5,016
	Mondelez International Inc.	2.750%	4/13/30	2,807	2,955
	Mondelez International Inc.	1.500%	2/4/31	2,600	2,463
[4,10]	Nestle Holdings Inc.	1.000%	9/15/27	2,500	2,437
	PepsiCo Inc.	4.450%	4/14/46	1,000	1,280
	PepsiCo Inc.	3.450%	10/6/46	1,000	1,123
[13]	Philip Morris International Inc.	2.875%	3/3/26	2,100	2,808
	Philip Morris International Inc.	2.100%	5/1/30	200	200
[13]	Philip Morris International Inc.	2.000%	5/9/36	1,400	1,780
	Philip Morris International Inc.	4.250%	11/10/44	2,050	2,394
[4,10]	Post Holdings Inc.	5.750%	3/1/27	70	73
[4,10]	Post Holdings Inc.	4.500%	9/15/31	510	509
	Procter & Gamble Co.	2.800%	3/25/27	130	141
[4,10]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	230	249
	Reynolds American Inc.	4.450%	6/12/25	599	664
	Sysco Corp.	5.650%	4/1/25	1,000	1,160
	Tyson Foods Inc.	4.000%	3/1/26	348	388
	Tyson Foods Inc.	4.350%	3/1/29	259	302
	Tyson Foods Inc.	4.550%	6/2/47	2,000	2,444
	Tyson Foods Inc.	5.100%	9/28/48	910	1,201
	Unilever Capital Corp.	2.600%	5/5/24	400	422
	Unilever Capital Corp.	2.125%	9/6/29	294	303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	3.700%	6/26/28	331	377
					120,246
Energy (3.2%)
[10]	Antero Resources Corp.	5.375%	3/1/30	625	638
[10]	Atlantica Sustainable Infrastructure plc	4.125%	6/15/28	105	107
	Baker Hughes a GE Co. LLC	3.337%	12/15/27	248	271
[4]	BP Capital Markets America Inc.	3.216%	11/28/23	5,670	6,005
	BP Capital Markets America Inc.	3.194%	4/6/25	248	267
	BP Capital Markets America Inc.	3.796%	9/21/25	347	384
	BP Capital Markets America Inc.	3.410%	2/11/26	444	486
[4]	BP Capital Markets America Inc.	3.119%	5/4/26	679	737
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	248	268
	BP Capital Markets America Inc.	3.543%	4/6/27	3,000	3,312
	BP Capital Markets America Inc.	4.234%	11/6/28	925	1,073
	BP Capital Markets plc	3.279%	9/19/27	1,024	1,121
[4,10]	Cameron LNG LLC	3.701%	1/15/39	1,655	1,839
	Canadian Natural Resources Ltd.	2.950%	1/15/23	600	622
	Canadian Natural Resources Ltd.	3.800%	4/15/24	520	559
	Canadian Natural Resources Ltd.	3.850%	6/1/27	3,640	4,009
	Canadian Natural Resources Ltd.	2.950%	7/15/30	2,000	2,075
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,170	1,564
	Cenovus Energy Inc.	3.000%	8/15/22	145	148
	Cenovus Energy Inc.	5.375%	7/15/25	5,529	6,325
	Cenovus Energy Inc.	4.250%	4/15/27	1,490	1,666
	Cenovus Energy Inc.	5.250%	6/15/37	425	509
	Cenovus Energy Inc.	5.400%	6/15/47	255	317
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	3,214	3,687
[4,10]	Cheniere Energy Inc.	4.625%	10/15/28	305	322
[4,10]	Cheniere Energy Partners LP	4.000%	3/1/31	450	470
	Chevron Corp.	2.954%	5/16/26	195	211
	Chevron Corp.	2.978%	5/11/40	500	523
	Chevron USA Inc.	3.250%	10/15/29	1,000	1,109
	Chevron USA Inc.	2.343%	8/12/50	500	453
	Cimarex Energy Co.	3.900%	5/15/27	655	723
	Cimarex Energy Co.	4.375%	3/15/29	2,440	2,774
[4,10]	CNX Resources Corp.	6.000%	1/15/29	515	557
[10]	Colgate Energy Partners III LLC	5.875%	7/1/29	140	145
[10]	Comstock Resources Inc.	5.875%	1/15/30	340	347
[4,10]	ConocoPhillips	3.750%	10/1/27	890	1,000
[4,10]	ConocoPhillips	2.400%	2/15/31	350	358
[4,10]	ConocoPhillips	4.875%	10/1/47	440	578
	ConocoPhillips Co.	4.950%	3/15/26	1,197	1,390
	ConocoPhillips Co.	4.300%	11/15/44	265	319
[10]	CrownRock LP	5.625%	10/15/25	180	186
[10]	CrownRock LP	5.000%	5/1/29	150	157
	DCP Midstream Operating LP	5.625%	7/15/27	59	67
	DCP Midstream Operating LP	5.125%	5/15/29	350	387
	Devon Energy Corp.	5.850%	12/15/25	300	352
[4,10]	Devon Energy Corp.	5.250%	10/15/27	425	457
[4,10]	Devon Energy Corp.	5.875%	6/15/28	307	341
[4,10]	Devon Energy Corp.	4.500%	1/15/30	1,038	1,142
	Devon Energy Corp.	5.600%	7/15/41	200	248
	Diamondback Energy Inc.	4.750%	5/31/25	250	282
	Diamondback Energy Inc.	3.250%	12/1/26	2,217	2,376
	Diamondback Energy Inc.	4.400%	3/24/51	1,740	1,965
[10]	DT Midstream Inc.	4.125%	6/15/29	230	233
[10]	DT Midstream Inc.	4.375%	6/15/31	315	321
	Enable Midstream Partners LP	3.900%	5/15/24	280	298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enable Midstream Partners LP	4.950%	5/15/28	1,778	2,036
	Enbridge Energy Partners LP	5.500%	9/15/40	125	161
	Enbridge Inc.	3.700%	7/15/27	1,200	1,326
	Enbridge Inc.	3.125%	11/15/29	450	482
[4,10]	Endeavor Energy Resources LP	6.625%	7/15/25	45	48
[4,10]	Endeavor Energy Resources LP	5.750%	1/30/28	105	112
	Energy Transfer LP	5.950%	12/1/25	2,000	2,344
	Energy Transfer LP	3.750%	5/15/30	3,770	4,099
	Energy Transfer LP	6.050%	6/1/41	700	890
	Energy Transfer LP	6.500%	2/1/42	1,400	1,817
	Energy Transfer LP	6.250%	4/15/49	400	526
[4,10]	EnLink Midstream LLC	5.625%	1/15/28	100	106
	EnLink Midstream LLC	5.375%	6/1/29	260	272
	Enterprise Products Operating LLC	5.950%	2/1/41	300	413
	Enterprise Products Operating LLC	4.850%	3/15/44	900	1,104
	Enterprise Products Operating LLC	5.100%	2/15/45	2,000	2,538
	Enterprise Products Operating LLC	4.900%	5/15/46	860	1,064
	EOG Resources Inc.	3.900%	4/1/35	200	231
[4,10]	EQM Midstream Partners LP	6.500%	7/1/27	155	173
	EQT Corp.	3.000%	10/1/22	20	20
[10]	EQT Corp.	3.125%	5/15/26	150	154
	EQT Corp.	5.000%	1/15/29	330	368
	Exxon Mobil Corp.	2.610%	10/15/30	1,731	1,826
[13]	Exxon Mobil Corp.	1.408%	6/26/39	1,800	2,096
	Exxon Mobil Corp.	4.227%	3/19/40	1,235	1,478
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	1,182
	Exxon Mobil Corp.	3.452%	4/15/51	655	713
[4,13]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	300	374
[13]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	1,800	2,240
[13]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	500	614
[4]	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	2,679	3,021
[4,10]	Hilcorp Energy I LP	5.750%	2/1/29	80	83
[4,10]	Hilcorp Energy I LP	6.000%	2/1/31	95	101
[4]	KazTransGas JSC	4.375%	9/26/27	735	814
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	500	545
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	611	783
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	300	377
	Kinder Morgan Inc.	5.300%	12/1/34	2,280	2,820
	Kinder Morgan Inc.	5.550%	6/1/45	500	647
	Marathon Petroleum Corp.	4.750%	12/15/23	1,222	1,333
	Marathon Petroleum Corp.	4.700%	5/1/25	2,732	3,081
	Marathon Petroleum Corp.	5.125%	12/15/26	290	341
	Marathon Petroleum Corp.	6.500%	3/1/41	500	695
	Marathon Petroleum Corp.	4.750%	9/15/44	500	592
	Marathon Petroleum Corp.	4.500%	4/1/48	200	229
	Marathon Petroleum Corp.	5.000%	9/15/54	845	1,010
[4,10]	MEG Energy Corp.	6.500%	1/15/25	504	521
[4,10]	MEG Energy Corp.	5.875%	2/1/29	60	63
	MPLX LP	4.875%	6/1/25	3,000	3,387
	MPLX LP	1.750%	3/1/26	2,850	2,882
	MPLX LP	4.500%	4/15/38	1,800	2,058
	NuStar Logistics LP	5.750%	10/1/25	55	60
	NuStar Logistics LP	6.375%	10/1/30	230	254
	Occidental Petroleum Corp.	3.500%	6/15/25	150	153
	Occidental Petroleum Corp.	5.550%	3/15/26	200	221
	Occidental Petroleum Corp.	3.400%	4/15/26	75	77
	Occidental Petroleum Corp.	3.200%	8/15/26	855	862
	Occidental Petroleum Corp.	3.000%	2/15/27	170	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Occidental Petroleum Corp.	4.400%	8/15/49	305	293
	ONEOK Inc.	5.850%	1/15/26	1,000	1,184
	ONEOK Inc.	3.400%	9/1/29	500	533
	ONEOK Inc.	4.950%	7/13/47	500	586
	ONEOK Inc.	5.200%	7/15/48	435	534
[4,10]	Parkland Corp.	4.500%	10/1/29	300	305
[4]	Petronas Capital Ltd.	3.500%	4/21/30	400	438
	Phillips 66	3.700%	4/6/23	450	475
	Phillips 66	3.850%	4/9/25	202	222
	Phillips 66	4.650%	11/15/34	1,035	1,234
	Phillips 66 Partners LP	3.605%	2/15/25	305	329
	Phillips 66 Partners LP	3.750%	3/1/28	885	969
	Phillips 66 Partners LP	3.150%	12/15/29	2,569	2,700
	Pioneer Natural Resources Co.	1.900%	8/15/30	4,400	4,240
	Pioneer Natural Resources Co.	2.150%	1/15/31	3,130	3,072
	Plains All American Pipeline LP	4.650%	10/15/25	2,000	2,238
	Plains All American Pipeline LP	4.500%	12/15/26	4,310	4,842
	Plains All American Pipeline LP	3.550%	12/15/29	1,000	1,055
	Plains All American Pipeline LP	4.900%	2/15/45	410	446
[4,10]	Rattler Midstream LP	5.625%	7/15/25	60	63
[10]	SA Global Sukuk Ltd.	0.946%	6/17/24	5,893	5,890
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	570	652
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,669	1,975
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,964	3,348
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,000	2,308
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	475	481
	Shell International Finance BV	2.375%	11/7/29	1,245	1,294
	Shell International Finance BV	4.550%	8/12/43	500	624
	Shell International Finance BV	4.375%	5/11/45	500	613
	Shell International Finance BV	3.750%	9/12/46	500	566
	Shell International Finance BV	3.125%	11/7/49	1,300	1,346
	Spectra Energy Partners LP	4.500%	3/15/45	300	352
	Suncor Energy Inc.	3.100%	5/15/25	1,485	1,590
	Suncor Energy Inc.	6.500%	6/15/38	855	1,207
	Suncor Energy Inc.	3.750%	3/4/51	1,430	1,546
[4,10]	Tallgrass Energy Partners LP	7.500%	10/1/25	20	22
[4,10]	Tallgrass Energy Partners LP	6.000%	12/31/30	90	94
	Targa Resources Partners LP	6.500%	7/15/27	120	131
	TotalEnergies Capital International SA	2.829%	1/10/30	200	215
	TransCanada PipeLines Ltd.	4.875%	1/15/26	244	280
	TransCanada PipeLines Ltd.	4.250%	5/15/28	155	178
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,155	1,370
	TransCanada PipeLines Ltd.	6.200%	10/15/37	900	1,236
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,000	1,243
	TransCanada PipeLines Ltd.	4.875%	5/15/48	600	759
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	75	85
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	780	841
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	487
	Valero Energy Corp.	4.350%	6/1/28	300	342
	Valero Energy Corp.	4.900%	3/15/45	100	125
[10]	Vine Energy Holdings LLC	6.750%	4/15/29	405	426
	Western Midstream Operating LP	5.300%	2/1/30	160	180
	Williams Cos. Inc.	6.300%	4/15/40	200	274
	Williams Cos. Inc.	5.100%	9/15/45	535	664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	4.850%	3/1/48	430	523
					175,091
Financials (9.1%)
	AerCap Ireland Capital DAC	4.500%	9/15/23	4,525	4,854
	AerCap Ireland Capital DAC	4.450%	4/3/26	2,050	2,252
	Affiliated Managers Group Inc.	3.300%	6/15/30	2,307	2,489
	Aflac Inc.	1.125%	3/15/26	910	912
	Aflac Inc.	4.750%	1/15/49	1,250	1,645
[4]	Air Lease Corp.	2.875%	1/15/26	1,600	1,683
[4]	Air Lease Corp.	3.750%	6/1/26	1,269	1,388
	Air Lease Corp.	3.125%	12/1/30	2,000	2,034
[4,10]	Alliant Holdings Intermediate LLC	4.250%	10/15/27	75	76
[4,10]	Alliant Holdings Intermediate LLC	6.750%	10/15/27	345	363
	Ally Financial Inc.	1.450%	10/2/23	1,545	1,569
	American Express Co.	3.400%	2/22/24	331	354
	American Express Co.	2.500%	7/30/24	401	423
	American Express Co.	3.000%	10/30/24	5,726	6,141
	American International Group Inc.	2.500%	6/30/25	245	258
	American International Group Inc.	4.500%	7/16/44	1,367	1,659
	American International Group Inc.	4.800%	7/10/45	715	896
	American International Group Inc.	4.375%	6/30/50	1,716	2,090
	Ameriprise Financial Inc.	3.700%	10/15/24	207	226
	Ameriprise Financial Inc.	3.000%	4/2/25	694	743
	Aon Corp.	2.800%	5/15/30	200	210
	Aon plc	4.600%	6/14/44	478	597
	Aon plc	4.750%	5/15/45	505	651
[4,10]	Athene Global Funding	0.950%	1/8/24	3,250	3,259
[4,13]	Athene Global Funding	1.125%	9/2/25	3,030	3,724
[4,13]	Athene Global Funding	0.625%	1/12/28	2,700	3,192
[4,10]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	5,200	5,408
[12]	Aviva plc	6.125%	11/14/36	1,500	2,533
[4,10]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	2,000	1,982
[4,10]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	2,175	2,358
	Banco Santander SA	2.746%	5/28/25	200	211
	Banco Santander SA	3.490%	5/28/30	200	216
	Banco Santander SA	2.749%	12/3/30	2,130	2,111
[4]	Bank of America Corp.	2.816%	7/21/23	4,002	4,102
[4]	Bank of America Corp.	3.864%	7/23/24	2,610	2,782
[4]	Bank of America Corp.	0.810%	10/24/24	5,000	5,017
[4]	Bank of America Corp.	4.000%	1/22/25	1,000	1,097
[4]	Bank of America Corp.	0.981%	9/25/25	4,000	3,995
[4]	Bank of America Corp.	3.093%	10/1/25	479	510
[4]	Bank of America Corp.	3.366%	1/23/26	4,099	4,418
[4]	Bank of America Corp.	2.015%	2/13/26	356	367
[4]	Bank of America Corp.	1.319%	6/19/26	1,755	1,759
[4]	Bank of America Corp.	3.559%	4/23/27	242	265
	Bank of America Corp.	1.734%	7/22/27	2,400	2,420
[4]	Bank of America Corp.	3.824%	1/20/28	433	481
[4]	Bank of America Corp.	3.705%	4/24/28	244	270
[4]	Bank of America Corp.	3.419%	12/20/28	520	567
[4]	Bank of America Corp.	3.970%	3/5/29	1,635	1,843
[4]	Bank of America Corp.	2.087%	6/14/29	5,000	5,041
[4]	Bank of America Corp.	4.271%	7/23/29	201	231
[4]	Bank of America Corp.	3.194%	7/23/30	1,050	1,130
[4]	Bank of America Corp.	1.898%	7/23/31	1,550	1,504
[13]	Bank of America Corp.	0.654%	10/26/31	1,900	2,227
	Bank of America Corp.	2.687%	4/22/32	2,500	2,575

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bank of America Corp.	2.676%	6/19/41	1,700	1,654
	Bank of America Corp.	3.311%	4/22/42	400	423
[4]	Bank of America Corp.	4.875%	4/1/44	1,000	1,304
[4]	Bank of America Corp.	4.443%	1/20/48	1,000	1,239
[4]	Bank of America Corp.	4.083%	3/20/51	2,000	2,387
[4]	Bank of America Corp.	2.831%	10/24/51	1,000	977
[4]	Bank of Montreal	3.300%	2/5/24	431	462
	Bank of New York Mellon Corp.	3.400%	5/15/24	200	215
[4]	Bank of New York Mellon Corp.	2.100%	10/24/24	200	210
	Bank of Nova Scotia	2.200%	2/3/25	278	290
	Bank of Nova Scotia	2.700%	8/3/26	269	287
[4,10]	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	200	209
	Barclays plc	3.684%	1/10/23	5,000	5,085
	Barclays plc	4.375%	9/11/24	510	556
	Barclays plc	1.007%	12/10/24	3,820	3,834
[4]	Barclays plc	3.932%	5/7/25	1,200	1,295
[4]	Barclays plc	2.852%	5/7/26	414	437
	Barclays plc	5.200%	5/12/26	2,000	2,289
	Barclays plc	4.337%	1/10/28	2,844	3,179
	Barclays plc	3.564%	9/23/35	1,000	1,042
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	420	519
[13]	Berkshire Hathaway Inc.	0.500%	1/15/41	846	895
	BlackRock Inc.	3.200%	3/15/27	200	222
	BlackRock Inc.	1.900%	1/28/31	1,500	1,500
[4,13]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	3,200	3,825
[4,13]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	1,500	1,844
[4,10]	BNP Paribas SA	2.219%	6/9/26	1,360	1,402
[4,10]	BNP Paribas SA	1.323%	1/13/27	2,770	2,736
[4,10]	BPCE SA	3.250%	1/11/28	200	218
[10]	BroadStreet Partners Inc.	5.875%	4/15/29	100	102
	Brookfield Asset Management Inc.	4.000%	1/15/25	200	219
	Brookfield Finance Inc.	3.900%	1/25/28	200	223
[4]	Capital One Bank USA NA	2.280%	1/28/26	1,853	1,921
	Cboe Global Markets Inc.	1.625%	12/15/30	3,740	3,608
	Charles Schwab Corp.	0.750%	3/18/24	2,200	2,212
	Charles Schwab Corp.	3.850%	5/21/25	422	467
	Charles Schwab Corp.	3.200%	1/25/28	206	227
	Chubb INA Holdings Inc.	3.350%	5/15/24	270	291
	Chubb INA Holdings Inc.	3.350%	5/3/26	329	362
	Chubb INA Holdings Inc.	1.375%	9/15/30	1,040	989
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,710	2,162
	Citigroup Inc.	0.981%	5/1/25	3,625	3,634
[4]	Citigroup Inc.	3.106%	4/8/26	210	225
	Citigroup Inc.	3.400%	5/1/26	331	362
	Citigroup Inc.	3.200%	10/21/26	1,524	1,651
	Citigroup Inc.	4.450%	9/29/27	1,907	2,178
[4]	Citigroup Inc.	3.887%	1/10/28	200	222
[4]	Citigroup Inc.	3.668%	7/24/28	1,198	1,323
[4]	Citigroup Inc.	3.520%	10/27/28	200	219
[4]	Citigroup Inc.	3.980%	3/20/30	207	235
[4]	Citigroup Inc.	4.412%	3/31/31	248	290
[4]	Citigroup Inc.	2.572%	6/3/31	650	668
	Citigroup Inc.	2.561%	5/1/32	3,000	3,056
[4]	Citigroup Inc.	3.878%	1/24/39	1,500	1,722
	Citigroup Inc.	4.650%	7/23/48	1,000	1,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cooperatieve Rabobank UA	4.625%	12/1/23	1,500	1,639
[4,10]	Cooperatieve Rabobank UA	2.625%	7/22/24	200	211
[4]	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	2,800	2,861
[4]	Credit Suisse AG	3.625%	9/9/24	556	604
[10]	Credit Suisse Group AG	3.091%	5/14/32	3,300	3,400
[13]	Credit Suisse Group AG	0.625%	1/18/33	2,100	2,335
[4,10]	Danske Bank A/S	1.171%	12/8/23	4,000	4,018
[4,13]	Danske Bank A/S	1.000%	5/15/31	2,200	2,609
[4]	Deutsche Bank AG	2.222%	9/18/24	1,350	1,386
	Deutsche Bank AG	2.129%	11/24/26	1,870	1,899
	Deutsche Bank AG	3.035%	5/28/32	4,000	4,069
[4]	Development Bank of Kazakhstan JSC	4.125%	12/10/22	8,118	8,481
[10]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	6,000	5,970
[4]	Discover Bank	4.250%	3/13/26	3,700	4,156
	Enstar Group Ltd.	4.950%	6/1/29	1,630	1,871
	Equitable Holdings Inc.	5.000%	4/20/48	500	638
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,601
[4]	Fifth Third Bank NA	2.250%	2/1/27	200	210
	FS KKR Capital Corp.	3.400%	1/15/26	1,200	1,241
	GE Capital Funding LLC	3.450%	5/15/25	1,250	1,359
	GE Capital Funding LLC	4.400%	5/15/30	1,000	1,166
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	2,500	3,003
[4]	Goldman Sachs Group Inc.	2.905%	7/24/23	10,015	10,266
	Goldman Sachs Group Inc.	3.500%	1/23/25	359	388
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,859	2,034
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	253	271
	Goldman Sachs Group Inc.	3.750%	2/25/26	207	229
[13]	Goldman Sachs Group Inc.	2.875%	6/3/26	3,800	5,080
[4]	Goldman Sachs Group Inc.	1.093%	12/9/26	1,430	1,408
	Goldman Sachs Group Inc.	3.850%	1/26/27	200	221
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,865	3,854
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	344	380
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	1,750	1,998
	Goldman Sachs Group Inc.	2.600%	2/7/30	207	215
	Goldman Sachs Group Inc.	1.992%	1/27/32	4,000	3,884
	Goldman Sachs Group Inc.	2.615%	4/22/32	2,000	2,045
[13]	Goldman Sachs Group Inc.	1.000%	3/18/33	900	1,067
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	958	1,167
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,500	1,570
[13]	Helvetia Europe SA	2.750%	9/30/41	1,900	2,427
	HSBC Holdings plc	0.976%	5/24/25	2,900	2,898
[4]	HSBC Holdings plc	2.633%	11/7/25	1,670	1,753
	HSBC Holdings plc	4.300%	3/8/26	215	243
[4]	HSBC Holdings plc	1.645%	4/18/26	1,905	1,930
	HSBC Holdings plc	3.900%	5/25/26	257	286
[4]	HSBC Holdings plc	2.099%	6/4/26	4,449	4,576
[4]	HSBC Holdings plc	4.292%	9/12/26	200	223
	HSBC Holdings plc	1.589%	5/24/27	2,910	2,914
[12]	HSBC Holdings plc	1.750%	7/24/27	2,000	2,795
[4]	HSBC Holdings plc	4.041%	3/13/28	652	723
[4]	HSBC Holdings plc	2.013%	9/22/28	2,000	2,007
[4]	HSBC Holdings plc	4.583%	6/19/29	348	402
[4]	HSBC Holdings plc	3.973%	5/22/30	248	277
[4]	HSBC Holdings plc	2.357%	8/18/31	1,000	1,001
	HSBC Holdings plc	2.804%	5/24/32	3,100	3,182
	ING Groep NV	3.950%	3/29/27	214	240
	ING Groep NV	4.050%	4/9/29	236	269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	ING Groep NV	1.000%	11/13/30	2,900	3,482
	Intercontinental Exchange Inc.	0.700%	6/15/23	2,120	2,129
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,730	1,658
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,470	1,417
[4,10]	Intesa Sanpaolo SpA	3.250%	9/23/24	500	532
[4,10]	Intesa Sanpaolo SpA	4.000%	9/23/29	200	220
[12]	Intesa Sanpaolo SpA	2.500%	1/15/30	750	1,065
[12]	Intesa Sanpaolo SpA	2.625%	3/11/36	678	941
	Invesco Finance plc	4.000%	1/30/24	200	217
	Invesco Finance plc	5.375%	11/30/43	590	774
[13]	JAB Holdings BV	3.375%	4/17/35	700	1,018
[13]	JAB Holdings BV	2.250%	12/19/39	500	621
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	7,223	7,796
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	284	302
	JPMorgan Chase & Co.	3.900%	7/15/25	256	283
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	2,110	2,179
	JPMorgan Chase & Co.	3.200%	6/15/26	303	330
	JPMorgan Chase & Co.	1.578%	4/22/27	4,000	4,021
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	207	230
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	3,807	4,181
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	473	521
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	384	435
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	200	234
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	229	240
	JPMorgan Chase & Co.	2.580%	4/22/32	3,500	3,596
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	2,750	3,167
	JPMorgan Chase & Co.	2.525%	11/19/41	2,620	2,496
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	660	773
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	3,600	3,732
	JPMorgan Chase & Co.	3.328%	4/22/52	1,750	1,868
[4]	KeyBank NA	3.300%	6/1/25	200	219
	Lazard Group LLC	4.500%	9/19/28	262	303
[12]	Leeds Building Society	1.500%	3/16/27	2,429	3,358
	Lloyds Banking Group plc	0.695%	5/11/24	9,840	9,865
	Lloyds Banking Group plc	4.450%	5/8/25	240	269
[4]	Lloyds Banking Group plc	3.870%	7/9/25	1,593	1,726
	Lloyds Banking Group plc	3.750%	1/11/27	576	636
	Lloyds Banking Group plc	4.375%	3/22/28	248	285
	Lloyds Banking Group plc	4.550%	8/16/28	200	233
[4,9,11]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 1.400%	1.425%	3/7/25	1,000	764
[10]	LPL Holdings Inc.	4.375%	5/15/31	475	481
[4,10]	Macquarie Group Ltd.	1.340%	1/12/27	4,800	4,756
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	343	369
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	254	276
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	336	394
	Mastercard Inc.	3.300%	3/26/27	200	221
	Mastercard Inc.	3.650%	6/1/49	614	715
	Mastercard Inc.	2.950%	3/15/51	2,000	2,097
	MetLife Inc.	4.550%	3/23/30	2,055	2,468
	MetLife Inc.	4.125%	8/13/42	1,000	1,195
[10]	Midcap Financial Issuer Trust	5.625%	1/15/30	232	233
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	200	208
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	753	827
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,000	1,011
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	360	405
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	265	287
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	515	586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	248	260
	Mizuho Financial Group Inc.	1.234%	5/22/27	4,540	4,472
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	200	215
	Morgan Stanley	2.750%	5/19/22	2,100	2,146
[4]	Morgan Stanley	3.125%	1/23/23	2,597	2,708
[4]	Morgan Stanley	0.560%	11/10/23	4,127	4,132
[4]	Morgan Stanley	2.720%	7/22/25	7,830	8,243
[4]	Morgan Stanley	4.000%	7/23/25	244	272
[4]	Morgan Stanley	3.875%	1/27/26	707	790
[4]	Morgan Stanley	2.188%	4/28/26	2,070	2,150
	Morgan Stanley	3.625%	1/20/27	573	636
	Morgan Stanley	1.593%	5/4/27	3,900	3,927
[4]	Morgan Stanley	3.591%	7/22/28	751	832
[4]	Morgan Stanley	2.699%	1/22/31	500	524
[4]	Morgan Stanley	3.622%	4/1/31	265	296
[4]	Morgan Stanley	1.794%	2/13/32	4,500	4,329
[4]	Morgan Stanley	3.971%	7/22/38	1,000	1,173
[4]	Morgan Stanley	4.457%	4/22/39	525	648
	Morgan Stanley	3.217%	4/22/42	1,735	1,836
	Morgan Stanley	4.300%	1/27/45	725	899
[4]	Morgan Stanley	2.802%	1/25/52	1,215	1,193
	Nasdaq Inc.	2.500%	12/21/40	1,675	1,556
	Natwest Group plc	3.875%	9/12/23	600	641
[4]	Natwest Group plc	4.269%	3/22/25	700	760
[4]	Natwest Group plc	3.073%	5/22/28	1,175	1,240
[12]	NIBC Bank NV	3.125%	11/15/23	2,700	3,922
[4]	PNC Bank NA	3.300%	10/30/24	250	271
[4]	PNC Bank NA	2.950%	2/23/25	259	278
[4]	PNC Bank NA	3.100%	10/25/27	623	682
[4]	PNC Bank NA	3.250%	1/22/28	250	276
[4]	PNC Bank NA	2.700%	10/22/29	200	212
	PNC Financial Services Group Inc.	3.450%	4/23/29	403	451
[4,10]	Protective Life Corp.	4.300%	9/30/28	200	226
	Prudential Financial Inc.	3.935%	12/7/49	2,530	2,969
[4]	Prudential Financial Inc.	4.350%	2/25/50	500	627
[4]	Royal Bank of Canada	2.550%	7/16/24	1,520	1,604
	Santander Holdings USA Inc.	3.500%	6/7/24	290	310
	Santander Holdings USA Inc.	4.400%	7/13/27	1,746	1,959
	Santander UK Group Holdings plc	1.673%	6/14/27	4,500	4,492
[4,10]	Standard Chartered plc	1.319%	10/14/23	1,260	1,271
	State Street Corp.	2.825%	3/30/23	200	204
	State Street Corp.	3.300%	12/16/24	343	374
	State Street Corp.	3.550%	8/18/25	282	313
[4]	State Street Corp.	2.354%	11/1/25	244	257
	State Street Corp.	3.152%	3/30/31	223	244
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	220	230
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	290	323
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	427	453
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	220
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	588	630
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	273	287
	SVB Financial Group	2.100%	5/15/28	3,775	3,828
	Synchrony Financial	3.950%	12/1/27	6,640	7,389
	TD Ameritrade Holding Corp.	3.300%	4/1/27	200	219
[4]	Toronto-Dominion Bank	2.650%	6/12/24	146	155
[4]	Toronto-Dominion Bank	1.150%	6/12/25	230	232
[4]	Truist Bank	3.200%	4/1/24	517	553
[4]	Truist Bank	1.500%	3/10/25	200	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Truist Bank	3.625%	9/16/25	250	275
[4,13]	UniCredit SpA	1.200%	1/20/26	5,834	7,057
[4]	US Bancorp	3.700%	1/30/24	366	394
	US Bancorp	2.400%	7/30/24	358	377
[4]	US Bancorp	3.150%	4/27/27	256	280
[4]	US Bancorp	3.000%	7/30/29	200	216
	Visa Inc.	1.900%	4/15/27	200	207
[4]	Wells Fargo & Co.	3.000%	2/19/25	544	582
[4]	Wells Fargo & Co.	2.164%	2/11/26	3,256	3,378
	Wells Fargo & Co.	3.000%	4/22/26	504	542
[4]	Wells Fargo & Co.	2.188%	4/30/26	3,600	3,737
	Wells Fargo & Co.	3.000%	10/23/26	545	588
[4]	Wells Fargo & Co.	3.196%	6/17/27	200	216
[4]	Wells Fargo & Co.	4.300%	7/22/27	4,500	5,128
[4]	Wells Fargo & Co.	3.584%	5/22/28	244	269
[4]	Wells Fargo & Co.	2.879%	10/30/30	2,332	2,470
[12]	Wells Fargo & Co.	2.125%	9/24/31	1,600	2,244
[4]	Wells Fargo & Co.	3.068%	4/30/41	2,750	2,820
[4]	Wells Fargo & Co.	4.650%	11/4/44	1,000	1,232
[4]	Wells Fargo & Co.	4.400%	6/14/46	750	906
[4]	Wells Fargo & Co.	5.013%	4/4/51	450	616
[4,12]	Wells Fargo Bank NA	5.250%	8/1/23	1,950	2,937
	Westpac Banking Corp.	2.350%	2/19/25	273	287
	Westpac Banking Corp.	2.850%	5/13/26	200	216
[4,11]	Westpac Banking Corp.	4.334%	8/16/29	1,920	1,554
[4]	Westpac Banking Corp.	2.894%	2/4/30	2,700	2,801
	Westpac Banking Corp.	2.963%	11/16/40	1,175	1,154
	Willis North America Inc.	2.950%	9/15/29	1,585	1,667
	Willis North America Inc.	3.875%	9/15/49	680	769
					501,578
Health Care (2.8%)
	Abbott Laboratories	4.900%	11/30/46	1,019	1,391
	AbbVie Inc.	3.375%	11/14/21	4,000	4,046
	AbbVie Inc.	2.600%	11/21/24	1,738	1,833
	AbbVie Inc.	3.800%	3/15/25	1,013	1,108
	AbbVie Inc.	2.950%	11/21/26	1,813	1,949
	AbbVie Inc.	3.200%	11/21/29	313	340
	AbbVie Inc.	4.050%	11/21/39	5,265	6,112
	AbbVie Inc.	4.875%	11/14/48	895	1,161
	AbbVie Inc.	4.250%	11/21/49	725	869
[4]	Allina Health System	3.887%	4/15/49	1,000	1,157
	Amgen Inc.	2.200%	2/21/27	2,609	2,709
	Amgen Inc.	3.150%	2/21/40	2,250	2,340
	Amgen Inc.	3.375%	2/21/50	750	790
	Amgen Inc.	4.663%	6/15/51	500	646
	Anthem Inc.	3.650%	12/1/27	1,985	2,221
	Anthem Inc.	3.125%	5/15/50	2,450	2,506
	Astrazeneca Finance LLC	1.200%	5/28/26	1,000	997
	Astrazeneca Finance LLC	1.750%	5/28/28	1,800	1,799
[4,10]	Bausch Health Cos. Inc.	6.125%	4/15/25	262	268
[4,10]	Bausch Health Cos. Inc.	5.500%	11/1/25	45	46
[4,10]	Bausch Health Cos. Inc.	5.750%	8/15/27	95	100
[4,10]	Bausch Health Cos. Inc.	7.000%	1/15/28	220	227
[10]	Bausch Health Cos. Inc.	4.875%	6/1/28	270	276
[10]	Bausch Health Cos. Inc.	5.250%	2/15/31	210	196
	Becton Dickinson & Co.	3.700%	6/6/27	338	376
	Becton Dickinson & Co.	4.669%	6/6/47	300	374
	Boston Scientific Corp.	1.900%	6/1/25	1,000	1,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Scientific Corp.	4.000%	3/1/29	500	569
	Boston Scientific Corp.	4.550%	3/1/39	800	977
	Bristol-Myers Squibb Co.	2.900%	7/26/24	212	226
	Bristol-Myers Squibb Co.	3.875%	8/15/25	95	106
	Bristol-Myers Squibb Co.	3.900%	2/20/28	870	995
	Bristol-Myers Squibb Co.	3.400%	7/26/29	2,962	3,318
	Bristol-Myers Squibb Co.	4.550%	2/20/48	875	1,142
	Bristol-Myers Squibb Co.	4.250%	10/26/49	450	568
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,500	1,437
	Centene Corp.	3.000%	10/15/30	290	298
	Centene Corp.	2.500%	3/1/31	465	459
[4,10]	Charles River Laboratories International Inc.	3.750%	3/15/29	205	208
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	2,850	2,819
[4]	CHRISTUS Health	4.341%	7/1/28	200	230
	Cigna Corp.	3.750%	7/15/23	1,084	1,154
	Cigna Corp.	1.250%	3/15/26	1,500	1,505
	Cigna Corp.	4.800%	8/15/38	1,730	2,155
	Cigna Corp.	3.400%	3/15/50	1,500	1,560
	Cigna Corp.	3.400%	3/15/51	3,550	3,713
	CommonSpirit Health	2.760%	10/1/24	615	647
	CVS Health Corp.	3.700%	3/9/23	3,205	3,374
	CVS Health Corp.	2.625%	8/15/24	200	211
	CVS Health Corp.	4.100%	3/25/25	413	458
	CVS Health Corp.	2.875%	6/1/26	207	222
	CVS Health Corp.	3.000%	8/15/26	2,329	2,512
	CVS Health Corp.	3.625%	4/1/27	1,419	1,570
	CVS Health Corp.	3.250%	8/15/29	25	27
	CVS Health Corp.	4.780%	3/25/38	4,150	5,105
	CVS Health Corp.	2.700%	8/21/40	1,300	1,261
	CVS Health Corp.	5.050%	3/25/48	400	520
	CVS Health Corp.	4.250%	4/1/50	400	475
	DH Europe Finance II Sarl	2.200%	11/15/24	290	303
	DH Europe Finance II Sarl	2.600%	11/15/29	500	524
	DH Europe Finance II Sarl	3.400%	11/15/49	1,120	1,232
	Eli Lilly & Co.	3.375%	3/15/29	200	224
	Eli Lilly & Co.	2.500%	9/15/60	1,800	1,648
	Encompass Health Corp.	4.500%	2/1/28	420	436
	Gilead Sciences Inc.	0.750%	9/29/23	4,300	4,303
	Gilead Sciences Inc.	3.500%	2/1/25	675	731
	Gilead Sciences Inc.	3.650%	3/1/26	433	478
	Gilead Sciences Inc.	2.800%	10/1/50	1,500	1,441
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	298	341
	GlaxoSmithKline Capital plc	0.534%	10/1/23	2,775	2,779
	GlaxoSmithKline Capital plc	3.000%	6/1/24	5,532	5,900
	HCA Inc.	5.375%	2/1/25	275	310
	HCA Inc.	5.250%	6/15/26	757	876
	HCA Inc.	5.250%	6/15/49	975	1,244
[4,10]	Hill-Rom Holdings Inc.	4.375%	9/15/27	495	516
[10]	Jazz Securities DAC	4.375%	1/15/29	165	171
	Johnson & Johnson	2.450%	9/1/60	1,700	1,603
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,550	3,888
	McKesson Corp.	3.950%	2/16/28	750	851
[13]	Medtronic Global Holdings SCA	1.375%	10/15/40	1,110	1,337
	Medtronic Inc.	4.625%	3/15/45	600	787
	Merck & Co. Inc.	3.400%	3/7/29	631	707
	Merck & Co. Inc.	4.000%	3/7/49	925	1,131
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,200	1,320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	Mylan Inc.	2.125%	5/23/25	5,170	6,534
	Mylan Inc.	4.550%	4/15/28	200	230
	Mylan Inc.	5.200%	4/15/48	500	614
	Novartis Capital Corp.	2.000%	2/14/27	1,000	1,040
	Novartis Capital Corp.	2.750%	8/14/50	850	857
[10]	Organon & Co.	4.125%	4/30/28	505	515
[10]	Organon & Co.	5.125%	4/30/31	300	309
	Pfizer Inc.	3.450%	3/15/29	382	430
	Pfizer Inc.	1.700%	5/28/30	200	199
	Pfizer Inc.	2.550%	5/28/40	1,546	1,551
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	642	697
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	248	246
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,000	2,021
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,500	1,514
[4,10]	Tenet Healthcare Corp.	4.625%	9/1/24	15	15
[4,10]	Tenet Healthcare Corp.	7.500%	4/1/25	15	16
[4,10]	Tenet Healthcare Corp.	4.875%	1/1/26	630	653
[4,10]	Tenet Healthcare Corp.	6.250%	2/1/27	205	214
[10]	Tenet Healthcare Corp.	4.250%	6/1/29	503	510
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	425	471
	UnitedHealth Group Inc.	2.375%	8/15/24	1,275	1,341
	UnitedHealth Group Inc.	3.450%	1/15/27	360	400
	UnitedHealth Group Inc.	3.375%	4/15/27	2,000	2,221
	UnitedHealth Group Inc.	3.850%	6/15/28	245	282
	UnitedHealth Group Inc.	2.750%	5/15/40	850	860
	UnitedHealth Group Inc.	4.375%	3/15/42	1,170	1,443
	UnitedHealth Group Inc.	3.250%	5/15/51	1,750	1,871
[13]	Upjohn Finance BV	1.908%	6/23/32	1,200	1,512
[4,13]	Utah Acquisition Sub Inc.	2.250%	11/22/24	600	759
	Utah Acquisition Sub Inc.	3.950%	6/15/26	200	220
[4,10]	Viatris Inc.	1.650%	6/22/25	1,500	1,520
[4,10]	Viatris Inc.	2.300%	6/22/27	200	204
[4,10]	Viatris Inc.	2.700%	6/22/30	3,160	3,193
[4,10]	Viatris Inc.	3.850%	6/22/40	5,450	5,817
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	215	233
	Zoetis Inc.	3.000%	5/15/50	1,670	1,726
					154,009
Industrials (3.0%)
[4]	3M Co.	2.250%	9/19/26	200	212
	3M Co.	3.700%	4/15/50	871	1,025
[4,10]	Airbus SE	3.150%	4/10/27	221	238
[4,10]	Allison Transmission Inc.	4.750%	10/1/27	525	547
[4,10]	Allison Transmission Inc.	3.750%	1/30/31	280	275
[4,10]	American Airlines Inc.	5.500%	4/20/26	540	573
[4,10]	American Airlines Inc.	5.750%	4/20/29	1,230	1,330
[4,10]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	310	318
[10]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	525	522
[4,10]	Aramark Services Inc.	6.375%	5/1/25	470	499
[4,10]	Aramark Services Inc.	5.000%	2/1/28	60	63
[10]	Arcosa Inc.	4.375%	4/15/29	250	255
[4,11]	Aurizon Network Pty. Ltd.	4.000%	6/21/24	2,500	2,011
	Boeing Co.	2.700%	5/1/22	365	372
	Boeing Co.	2.800%	3/1/24	245	256
	Boeing Co.	4.875%	5/1/25	4,779	5,356
	Boeing Co.	2.750%	2/1/26	3,630	3,789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	2.250%	6/15/26	790	807
	Boeing Co.	2.700%	2/1/27	1,420	1,467
	Boeing Co.	5.040%	5/1/27	248	286
	Boeing Co.	3.450%	11/1/28	2,400	2,561
	Boeing Co.	3.200%	3/1/29	1,780	1,870
	Boeing Co.	5.150%	5/1/30	829	982
	Boeing Co.	5.705%	5/1/40	1,650	2,129
	Boeing Co.	5.805%	5/1/50	5,390	7,273
	Boeing Co.	5.930%	5/1/60	1,000	1,379
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,000	1,333
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	304	344
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,520	1,584
[4,10]	Cargo Aircraft Management Inc.	4.750%	2/1/28	510	522
	Carrier Global Corp.	2.242%	2/15/25	496	516
	Carrier Global Corp.	3.377%	4/5/40	2,825	2,973
[4]	Caterpillar Financial Services Corp.	2.625%	3/1/23	180	187
[4]	Caterpillar Financial Services Corp.	0.450%	9/14/23	9,390	9,403
[4]	Caterpillar Financial Services Corp.	2.150%	11/8/24	200	209
[4]	Caterpillar Financial Services Corp.	1.100%	9/14/27	4,935	4,875
	Caterpillar Inc.	3.250%	4/9/50	2,000	2,217
[4,10]	Clark Equipment Co.	5.875%	6/1/25	170	180
[4,10]	Clean Harbors Inc.	4.875%	7/15/27	480	504
	CSX Corp.	3.250%	6/1/27	353	387
	CSX Corp.	4.250%	3/15/29	2,960	3,441
	CSX Corp.	4.750%	11/15/48	2,000	2,588
	CSX Corp.	3.800%	4/15/50	1,000	1,146
	CSX Corp.	2.500%	5/15/51	1,000	910
	Delta Air Lines Inc.	2.900%	10/28/24	80	81
[4,10]	Delta Air Lines Inc.	7.000%	5/1/25	735	858
[4,10]	Delta Air Lines Inc.	4.500%	10/20/25	530	571
[4,10]	Delta Air Lines Inc.	4.750%	10/20/28	8,099	9,013
	Delta Air Lines Inc.	3.750%	10/28/29	325	325
[13]	easyJet FinCo BV	1.875%	3/3/28	1,700	2,017
	Embraer Netherlands Finance BV	5.050%	6/15/25	3,500	3,700
	Embraer SA	5.150%	6/15/22	1,400	1,442
	Emerson Electric Co.	1.800%	10/15/27	200	205
	FedEx Corp.	2.400%	5/15/31	2,800	2,852
	FedEx Corp.	3.250%	5/15/41	2,020	2,080
	FedEx Corp.	3.875%	8/1/42	300	334
	FedEx Corp.	5.250%	5/15/50	900	1,221
[12]	Gatwick Funding Ltd.	2.500%	4/15/30	800	1,108
	General Dynamics Corp.	2.625%	11/15/27	200	214
	General Dynamics Corp.	3.750%	5/15/28	200	227
	General Dynamics Corp.	4.250%	4/1/40	1,720	2,104
	General Dynamics Corp.	4.250%	4/1/50	520	666
	General Electric Co.	3.450%	5/1/27	2,760	3,036
	General Electric Co.	3.625%	5/1/30	876	978
[4]	General Electric Co.	6.750%	3/15/32	2,205	3,058
	General Electric Co.	4.350%	5/1/50	2,000	2,421
[4,10]	H&E Equipment Services Inc.	3.875%	12/15/28	390	383
[4,12]	Heathrow Funding Ltd.	6.750%	12/3/26	895	1,562
	Honeywell International Inc.	1.950%	6/1/30	286	291
	Honeywell International Inc.	2.800%	6/1/50	1,000	1,031
	L3Harris Technologies Inc.	3.850%	6/15/23	1,102	1,172
	L3Harris Technologies Inc.	3.850%	12/15/26	223	250
[4]	L3Harris Technologies Inc.	4.400%	6/15/28	2,200	2,554
	L3Harris Technologies Inc.	5.054%	4/27/45	1,200	1,581
	Lockheed Martin Corp.	1.850%	6/15/30	675	677

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	3.800%	3/1/45	3,303	3,852
	Lockheed Martin Corp.	4.700%	5/15/46	60	79
[10]	Madison IAQ LLC	4.125%	6/30/28	340	343
[10]	Madison IAQ LLC	5.875%	6/30/29	345	351
[4,10]	Mileage Plus Holdings LLC	6.500%	6/20/27	4,864	5,355
[10]	Mueller Water Products Inc.	4.000%	6/15/29	210	216
	Norfolk Southern Corp.	3.050%	5/15/50	860	862
	Northrop Grumman Corp.	3.250%	1/15/28	513	560
	Northrop Grumman Corp.	4.030%	10/15/47	2,270	2,696
	Northrop Grumman Corp.	5.250%	5/1/50	1,340	1,884
	Otis Worldwide Corp.	2.293%	4/5/27	1,220	1,268
[4,10]	Performance Food Group Inc.	6.875%	5/1/25	65	70
[4,10]	Performance Food Group Inc.	5.500%	10/15/27	500	526
	Precision Castparts Corp.	3.250%	6/15/25	100	108
	Raytheon Technologies Corp.	3.200%	3/15/24	1,745	1,857
	Raytheon Technologies Corp.	3.950%	8/16/25	120	133
	Raytheon Technologies Corp.	3.125%	5/4/27	629	684
	Raytheon Technologies Corp.	4.125%	11/16/28	1,835	2,113
	Raytheon Technologies Corp.	4.625%	11/16/48	2,900	3,724
	Republic Services Inc.	1.750%	2/15/32	1,500	1,429
[4,10]	Rolls-Royce plc	5.750%	10/15/27	900	988
	Southwest Airlines Co.	5.250%	5/4/25	938	1,071
	Southwest Airlines Co.	5.125%	6/15/27	1,000	1,178
	Southwest Airlines Co.	2.625%	2/10/30	2,250	2,308
[4,10]	TransDigm Inc.	8.000%	12/15/25	270	292
[4,10]	TransDigm Inc.	6.250%	3/15/26	831	877
	TransDigm Inc.	5.500%	11/15/27	465	485
[10]	TransDigm Inc.	4.875%	5/1/29	605	611
	Tyco Electronics Group SA	3.700%	2/15/26	209	229
	Tyco Electronics Group SA	3.125%	8/15/27	238	257
	Union Pacific Corp.	3.500%	6/8/23	275	291
	Union Pacific Corp.	3.150%	3/1/24	470	501
	Union Pacific Corp.	3.250%	2/5/50	1,005	1,059
	Union Pacific Corp.	3.839%	3/20/60	1,000	1,135
	United Airlines Holdings Inc.	4.875%	1/15/25	183	190
[10]	United Airlines Inc.	4.375%	4/15/26	635	657
[10]	United Airlines Inc.	4.625%	4/15/29	610	632
	United Parcel Service Inc.	2.200%	9/1/24	207	217
	United Parcel Service Inc.	3.900%	4/1/25	300	332
	United Parcel Service Inc.	5.300%	4/1/50	1,000	1,464
	United Rentals North America Inc.	3.875%	2/15/31	465	473
[13]	Wabtec Transportation Netherlands BV	1.250%	12/3/27	800	956
	Waste Management Inc.	0.750%	11/15/25	1,800	1,784
	Waste Management Inc.	1.150%	3/15/28	900	872
[4,10]	WESCO Distribution Inc.	7.250%	6/15/28	540	601
					165,296
Materials (0.8%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,040	1,053
[4,10]	Arconic Corp.	6.000%	5/15/25	60	64
[4,10]	Arconic Corp.	6.125%	2/15/28	225	241
[4,10]	Ardagh Packaging Finance plc	5.250%	4/30/25	116	122
[4,10]	Ardagh Packaging Finance plc	4.125%	8/15/26	315	325
[4,10]	Axalta Coating Systems LLC	4.750%	6/15/27	90	94
	Ball Corp.	5.000%	3/15/22	65	67
	Ball Corp.	2.875%	8/15/30	115	113
[4,10]	Berry Global Inc.	4.875%	7/15/26	172	182
[4,10]	Berry Global Inc.	5.625%	7/15/27	1,120	1,184
[4,10]	Big River Steel LLC	6.625%	1/31/29	330	364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,10]	Chevron Phillips Chemical Co. LLC	3.400%	12/1/26	2,852	3,144
[4,10]	Chevron Phillips Chemical Co. LLC	3.700%	6/1/28	200	223
	Dow Chemical Co.	3.625%	5/15/26	257	284
	Dow Chemical Co.	4.375%	11/15/42	300	358
	DuPont de Nemours Inc.	4.205%	11/15/23	500	541
	DuPont de Nemours Inc.	4.493%	11/15/25	997	1,133
	DuPont de Nemours Inc.	5.319%	11/15/38	380	502
	Eastman Chemical Co.	3.800%	3/15/25	200	219
[4,10]	Element Solutions Inc.	3.875%	9/1/28	350	357
	FMC Corp.	4.500%	10/1/49	135	164
[4,10]	FMG Resources August 2006 Pty. Ltd.	4.500%	9/15/27	60	65
	Freeport-McMoRan Inc.	4.125%	3/1/28	705	735
	Freeport-McMoRan Inc.	4.375%	8/1/28	625	660
	Freeport-McMoRan Inc.	4.625%	8/1/30	190	208
	Freeport-McMoRan Inc.	5.450%	3/15/43	150	183
[4,10]	Georgia-Pacific LLC	1.750%	9/30/25	1,985	2,035
[4,10]	Georgia-Pacific LLC	2.100%	4/30/27	207	213
[12]	Glencore Finance Europe Ltd.	6.000%	4/3/22	3,087	4,440
[4,10]	Graphic Packaging International LLC	4.750%	7/15/27	200	217
[4,10]	Graphic Packaging International LLC	3.500%	3/15/28	370	373
[4,10]	Graphic Packaging International LLC	3.500%	3/1/29	86	85
[4,10]	Hudbay Minerals Inc.	4.500%	4/1/26	485	487
[4,10]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	160	162
[4,10]	Ingevity Corp.	3.875%	11/1/28	220	220
	International Paper Co.	4.800%	6/15/44	740	944
	International Paper Co.	4.350%	8/15/48	213	265
[4,10]	Kraton Polymers LLC	4.250%	12/15/25	150	153
	Linde Inc.	2.000%	8/10/50	1,000	854
	LYB International Finance III LLC	2.875%	5/1/25	420	446
	LYB International Finance III LLC	3.375%	5/1/30	1,000	1,087
	LYB International Finance III LLC	3.375%	10/1/40	2,550	2,643
	Mosaic Co.	4.875%	11/15/41	440	518
	Newmont Corp.	2.800%	10/1/29	3,385	3,553
	Newmont Corp.	2.250%	10/1/30	840	839
	Nucor Corp.	2.000%	6/1/25	430	445
	Nucor Corp.	2.700%	6/1/30	790	825
	Nutrien Ltd.	4.200%	4/1/29	2,042	2,348
	Nutrien Ltd.	4.125%	3/15/35	180	206
[4,10]	OCI NV	4.625%	10/15/25	135	141
	Packaging Corp. of America	3.400%	12/15/27	230	253
	Packaging Corp. of America	4.050%	12/15/49	150	176
	PPG Industries Inc.	1.200%	3/15/26	1,950	1,946
[4,10]	Reynolds Group Issuer Inc.	4.000%	10/15/27	395	392
	RPM International Inc.	3.750%	3/15/27	1,505	1,652
	RPM International Inc.	4.550%	3/1/29	1,660	1,910
	Sherwin-Williams Co.	4.500%	6/1/47	310	388
	Sherwin-Williams Co.	3.300%	5/15/50	1,000	1,061
	Steel Dynamics Inc.	2.400%	6/15/25	555	581
	Steel Dynamics Inc.	3.450%	4/15/30	1,570	1,711
[4,10]	Trivium Packaging Finance BV	5.500%	8/15/26	35	37
	United States Steel Corp.	6.875%	3/1/29	405	434
	WRKCo Inc.	4.000%	3/15/28	325	367
					46,992
Real Estate (1.7%)
	Agree LP	2.000%	6/15/28	1,120	1,111
	Agree LP	2.600%	6/15/33	1,130	1,126
[12]	Akelius Residential Property AB	2.375%	8/15/25	1,776	2,569
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	206	225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	3,200	3,141
[6]	American Homes 4 Rent LP	3.375%	7/15/51	3,835	3,757
	American Tower Corp.	2.400%	3/15/25	200	209
	American Tower Corp.	3.375%	10/15/26	1,940	2,111
	American Tower Corp.	2.750%	1/15/27	200	212
	American Tower Corp.	3.600%	1/15/28	2,610	2,874
[13]	American Tower Corp.	1.250%	5/21/33	900	1,081
[12]	Aroundtown SA	3.625%	4/10/31	1,090	1,671
[4]	AvalonBay Communities Inc.	2.950%	5/11/26	200	216
[4]	AvalonBay Communities Inc.	2.300%	3/1/30	248	254
[13]	Balder Finland OYJ	1.000%	1/20/29	1,793	2,089
	Brixmor Operating Partnership LP	2.250%	4/1/28	1,750	1,751
	Brixmor Operating Partnership LP	4.050%	7/1/30	2,500	2,803
	Corporate Office Properties LP	2.250%	3/15/26	2,000	2,056
	Corporate Office Properties LP	2.750%	4/15/31	2,870	2,892
	Crown Castle International Corp.	4.450%	2/15/26	310	350
	Crown Castle International Corp.	3.700%	6/15/26	2,491	2,741
	Crown Castle International Corp.	3.800%	2/15/28	1,093	1,214
	Crown Castle International Corp.	5.200%	2/15/49	1,465	1,904
[10]	CTR Partnership LP	3.875%	6/30/28	292	298
[13]	Digital Dutch Finco BV	1.000%	1/15/32	1,600	1,875
	Digital Realty Trust LP	3.600%	7/1/29	200	222
	ERP Operating LP	3.375%	6/1/25	200	216
	ERP Operating LP	4.150%	12/1/28	229	263
	Essex Portfolio LP	4.500%	3/15/48	920	1,118
	Federal Realty Investment Trust	3.950%	1/15/24	4,825	5,177
[10]	HAT Holdings I LLC	3.375%	6/15/26	295	297
	Healthcare Realty Trust Inc.	3.875%	5/1/25	775	841
	Kimco Realty Corp.	3.300%	2/1/25	400	431
	Kimco Realty Corp.	1.900%	3/1/28	4,000	4,004
	Kimco Realty Corp.	4.250%	4/1/45	2,180	2,526
[4,10]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	255	260
[4,10]	Ladder Capital Finance Holdings LLLP	4.250%	2/1/27	207	207
[10]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	880	880
	MGM Growth Properties Operating Partnership LP	5.625%	5/1/24	235	255
[4,10]	MGM Growth Properties Operating Partnership LP	4.625%	6/15/25	641	685
	MGM Growth Properties Operating Partnership LP	4.500%	9/1/26	122	130
	Mid-America Apartments LP	2.750%	3/15/30	200	209
	Omega Healthcare Investors Inc.	5.250%	1/15/26	200	228
	Omega Healthcare Investors Inc.	3.375%	2/1/31	5,200	5,343
[4,10]	Realogy Group LLC	7.625%	6/15/25	75	81
	Realty Income Corp.	3.875%	4/15/25	208	230
	Realty Income Corp.	4.125%	10/15/26	384	435
	Sabra Health Care LP	5.125%	8/15/26	2,391	2,691
	Sabra Health Care LP	3.900%	10/15/29	200	211
[4,10]	SBA Communications Corp.	3.125%	2/1/29	915	884
[13]	Simon International Finance SCA	1.125%	3/19/33	2,400	2,853
	Simon Property Group LP	3.750%	2/1/24	236	253
	Simon Property Group LP	2.000%	9/13/24	214	222
	Simon Property Group LP	3.500%	9/1/25	1,200	1,314
	Simon Property Group LP	3.250%	11/30/26	203	222
	Simon Property Group LP	1.750%	2/1/28	200	199
	Simon Property Group LP	2.650%	7/15/30	1,000	1,037
	Simon Property Group LP	2.200%	2/1/31	3,500	3,457
	Simon Property Group LP	3.250%	9/13/49	1,800	1,823

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	3.800%	7/15/50	250	276
[4]	UDR Inc.	2.950%	9/1/26	185	198
[4,10]	Uniti Group LP	7.875%	2/15/25	190	203
[10]	Uniti Group LP	4.750%	4/15/28	240	240
[4,10]	Uniti Group LP	6.500%	2/15/29	545	548
	VEREIT Operating Partnership LP	3.400%	1/15/28	1,550	1,690
	VEREIT Operating Partnership LP	2.200%	6/15/28	2,180	2,217
[13]	Vicinity Centres Trust	1.125%	11/7/29	2,235	2,723
	Welltower Inc.	4.250%	4/1/26	600	677
[12]	Westfield America Management Ltd.	2.125%	3/30/25	2,824	3,997
	Weyerhaeuser Co.	4.000%	11/15/29	2,479	2,829
	Weyerhaeuser Co.	4.000%	4/15/30	145	165
[10]	XHR LP	4.875%	6/1/29	210	217
					95,714
Technology (2.1%)
	Adobe Inc.	2.150%	2/1/27	2,309	2,419
	Apple Inc.	3.250%	2/23/26	730	802
	Apple Inc.	2.450%	8/4/26	577	614
	Apple Inc.	2.050%	9/11/26	579	606
	Apple Inc.	3.350%	2/9/27	341	378
	Apple Inc.	3.200%	5/11/27	464	513
	Apple Inc.	2.900%	9/12/27	422	460
	Apple Inc.	1.200%	2/8/28	1,500	1,478
	Apple Inc.	1.650%	2/8/31	1,500	1,476
	Apple Inc.	2.375%	2/8/41	3,000	2,919
	Apple Inc.	3.850%	5/4/43	3,375	4,017
	Apple Inc.	2.950%	9/11/49	925	959
	Applied Materials Inc.	3.300%	4/1/27	284	314
[10]	Atkore Inc.	4.250%	6/1/31	265	268
[10]	Booz Allen Hamilton Inc.	4.000%	7/1/29	500	511
	Broadcom Inc.	4.700%	4/15/25	1,540	1,733
	Broadcom Inc.	5.000%	4/15/30	1,450	1,714
	CDW LLC	4.125%	5/1/25	125	131
[10]	Clarivate Science Holdings Corp.	3.875%	6/30/28	290	292
[10]	Clarivate Science Holdings Corp.	4.875%	6/30/29	450	462
[4,10]	CommScope Inc.	6.000%	3/1/26	45	47
[4,10]	CommScope Inc.	8.250%	3/1/27	325	348
[4,10]	CommScope Inc.	7.125%	7/1/28	329	357
	Dell International LLC	6.020%	6/15/26	1,090	1,307
	Dell International LLC	6.100%	7/15/27	1,490	1,825
	Dell International LLC	5.300%	10/1/29	9,166	11,055
	Dell International LLC	6.200%	7/15/30	2,051	2,637
	Dell International LLC	8.100%	7/15/36	4,200	6,424
	Dell International LLC	8.350%	7/15/46	400	654
[10]	Entegris Inc.	3.625%	5/1/29	285	289
	Intel Corp.	3.150%	5/11/27	44	48
	Intel Corp.	2.450%	11/15/29	237	250
	Intel Corp.	4.750%	3/25/50	1,210	1,607
	International Business Machines Corp.	3.625%	2/12/24	306	330
	International Business Machines Corp.	3.300%	5/15/26	2,696	2,965
	International Business Machines Corp.	3.500%	5/15/29	296	331
	International Business Machines Corp.	4.250%	5/15/49	275	340
	Microsoft Corp.	2.525%	6/1/50	2,700	2,653
[4,10]	MSCI Inc.	3.625%	9/1/30	305	312
[10]	MSCI Inc.	3.625%	11/1/31	475	488
[4,10]	Nielsen Finance LLC	5.625%	10/1/28	380	401
	NVIDIA Corp.	3.500%	4/1/40	2,960	3,355
	NVIDIA Corp.	3.700%	4/1/60	550	652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,10]	NXP BV	3.250%	5/11/41	4,350	4,460
	Oracle Corp.	3.400%	7/8/24	200	214
	Oracle Corp.	2.950%	11/15/24	371	395
	Oracle Corp.	2.950%	5/15/25	328	349
	Oracle Corp.	1.650%	3/25/26	7,000	7,097
	Oracle Corp.	2.650%	7/15/26	298	314
	Oracle Corp.	2.300%	3/25/28	3,315	3,404
	Oracle Corp.	2.950%	4/1/30	921	971
	Oracle Corp.	2.875%	3/25/31	5,160	5,373
	Oracle Corp.	3.600%	4/1/40	1,300	1,371
	Oracle Corp.	3.650%	3/25/41	2,250	2,390
	Oracle Corp.	3.950%	3/25/51	1,710	1,869
	QUALCOMM Inc.	3.250%	5/20/27	569	628
	RELX Capital Inc.	3.000%	5/22/30	1,000	1,069
	Roper Technologies Inc.	2.000%	6/30/30	200	197
[6]	salesforce.com Inc.	2.700%	7/15/41	11,000	11,069
[4,10]	Seagate HDD Cayman	3.125%	7/15/29	340	329
[4,10]	Seagate HDD Cayman	4.125%	1/15/31	700	716
	Skyworks Solutions Inc.	1.800%	6/1/26	1,020	1,034
	Skyworks Solutions Inc.	3.000%	6/1/31	4,110	4,211
[4,10]	SS&C Technologies Inc.	5.500%	9/30/27	190	202
	VMware Inc.	3.900%	8/21/27	4,740	5,268
	VMware Inc.	4.700%	5/15/30	500	592
	Western Digital Corp.	4.750%	2/15/26	213	237
					114,500
Utilities (2.6%)
	AEP Transmission Co. LLC	3.800%	6/15/49	750	868
	Ameren Corp.	3.500%	1/15/31	700	767
	Ameren Illinois Co.	1.550%	11/15/30	1,500	1,444
	Ameren Illinois Co.	2.900%	6/15/51	2,090	2,111
[4]	Appalachian Power Co.	4.500%	3/1/49	500	613
[13]	APT Pipelines Ltd.	1.250%	3/15/33	800	941
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	1,880	2,066
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	200	227
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	4,000	3,884
[4,10]	Calpine Corp.	4.500%	2/15/28	840	857
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	1,165	1,196
[4]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	870	958
	CenterPoint Energy Inc.	4.250%	11/1/28	1,085	1,243
	CenterPoint Energy Inc.	2.950%	3/1/30	130	137
	CenterPoint Energy Inc.	2.650%	6/1/31	2,730	2,786
	Clearway Energy Operating LLC	5.000%	9/15/26	250	257
[4,10]	Clearway Energy Operating LLC	4.750%	3/15/28	164	172
	Commonwealth Edison Co.	3.800%	10/1/42	685	789
[4]	Commonwealth Edison Co.	3.750%	8/15/47	490	567
[4]	Connecticut Light & Power Co.	3.200%	3/15/27	1,600	1,758
[4]	Connecticut Light & Power Co.	4.150%	6/1/45	250	306
	Connecticut Light & Power Co.	4.000%	4/1/48	307	372
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	34	39
	Consumers Energy Co.	3.950%	7/15/47	900	1,075
[4,11]	DBNGP Finance Co. Pty. Ltd.	4.225%	5/28/25	5,550	4,556
[4]	Dominion Energy Inc.	2.750%	1/15/22	500	505
[4]	Dominion Energy Inc.	3.300%	3/15/25	1,125	1,218
	Dominion Energy Inc.	4.250%	6/1/28	1,280	1,471
[4]	Dominion Energy Inc.	3.375%	4/1/30	720	785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Dominion Energy Inc.	4.050%	9/15/42	500	572
	Dominion Energy Inc.	4.700%	12/1/44	1,740	2,172
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	680
[4]	DTE Electric Co.	1.900%	4/1/28	615	625
	DTE Electric Co.	2.250%	3/1/30	921	946
	DTE Electric Co.	3.700%	3/15/45	225	257
[4]	DTE Electric Co.	4.050%	5/15/48	500	607
	DTE Electric Co.	2.950%	3/1/50	400	410
[4]	DTE Energy Co.	2.600%	6/15/22	4,000	4,087
	Duke Energy Carolinas LLC	3.950%	11/15/28	255	292
	Duke Energy Carolinas LLC	2.450%	8/15/29	970	1,009
	Duke Energy Carolinas LLC	2.450%	2/1/30	200	207
	Duke Energy Carolinas LLC	2.550%	4/15/31	1,200	1,248
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	340
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,528	1,851
	Duke Energy Corp.	3.500%	6/15/51	2,600	2,688
	Duke Energy Florida LLC	3.800%	7/15/28	241	273
	Duke Energy Florida LLC	1.750%	6/15/30	290	284
	Duke Energy Indiana LLC	2.750%	4/1/50	1,200	1,163
	Duke Energy Progress LLC	4.100%	5/15/42	400	473
	Duke Energy Progress LLC	2.500%	8/15/50	4,000	3,689
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	200	216
[4,13]	Elenia Verkko OYJ	0.375%	2/6/27	3,690	4,380
	Entergy Arkansas LLC	3.500%	4/1/26	202	222
	Entergy Arkansas LLC	2.650%	6/15/51	1,990	1,897
	Entergy Corp.	1.900%	6/15/28	2,190	2,186
	Entergy Corp.	2.800%	6/15/30	1,721	1,790
	Entergy Corp.	2.400%	6/15/31	545	545
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,200	1,379
	Entergy Louisiana LLC	3.120%	9/1/27	170	186
	Entergy Louisiana LLC	1.600%	12/15/30	515	493
	Entergy Louisiana LLC	2.350%	6/15/32	50	51
	Entergy Louisiana LLC	4.200%	9/1/48	500	610
	Entergy Louisiana LLC	2.900%	3/15/51	500	497
	Entergy Texas Inc.	4.000%	3/30/29	1,000	1,128
	Entergy Texas Inc.	3.550%	9/30/49	705	757
[13]	EP Infrastructure A/S	1.816%	3/2/31	7,896	9,494
	Evergy Inc.	2.900%	9/15/29	5,070	5,367
[4]	Exelon Corp.	3.950%	6/15/25	330	363
	Exelon Corp.	4.050%	4/15/30	400	455
	Exelon Corp.	5.625%	6/15/35	200	263
	Exelon Corp.	5.100%	6/15/45	1,000	1,310
	Exelon Corp.	4.450%	4/15/46	1,000	1,213
	FirstEnergy Corp.	4.400%	7/15/27	515	561
	FirstEnergy Corp.	2.650%	3/1/30	420	418
	FirstEnergy Corp.	3.400%	3/1/50	155	152
	Florida Power & Light Co.	4.125%	2/1/42	1,417	1,727
	Florida Power & Light Co.	3.800%	12/15/42	1,035	1,220
[4]	Georgia Power Co.	2.200%	9/15/24	207	216
[4,13]	IE2 Holdco SAU	2.875%	6/1/26	6,700	8,837
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	1,215	1,325
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	177	198
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	307	327
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	2,707	2,876
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	320	347
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	1,000	1,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern States Power Co.	6.250%	6/1/36	500	716
	NRG Energy Inc.	7.250%	5/15/26	450	467
	NRG Energy Inc.	6.625%	1/15/27	185	192
[4,10]	NRG Energy Inc.	2.450%	12/2/27	1,544	1,554
[10]	NRG Energy Inc.	3.625%	2/15/31	340	334
	NSTAR Electric Co.	3.200%	5/15/27	421	460
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	374	423
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,140	1,316
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,010	1,182
	PacifiCorp	5.250%	6/15/35	313	407
	PacifiCorp	4.125%	1/15/49	525	630
	PacifiCorp	4.150%	2/15/50	865	1,050
[4,10]	Pattern Energy Operations LP	4.500%	8/15/28	120	124
	PECO Energy Co.	4.150%	10/1/44	1,515	1,833
	PECO Energy Co.	3.700%	9/15/47	1,285	1,477
	PECO Energy Co.	3.900%	3/1/48	40	48
[4]	Public Service Co. of Colorado	6.250%	9/1/37	550	806
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	1,168
	Public Service Co. of Colorado	4.050%	9/15/49	500	616
[4]	Public Service Electric & Gas Co.	3.200%	5/15/29	261	287
[4]	Public Service Electric & Gas Co.	3.950%	5/1/42	806	951
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	500	569
	Sempra Energy	3.250%	6/15/27	800	868
	Sempra Energy	4.000%	2/1/48	180	202
[4]	Southern California Edison Co.	4.200%	3/1/29	2,275	2,570
	Southern California Edison Co.	4.500%	9/1/40	775	891
	Southern California Edison Co.	4.000%	4/1/47	315	332
[4]	Southern California Edison Co.	4.875%	3/1/49	95	113
[4]	Southern Co.	3.700%	4/30/30	700	773
	Southern Co.	4.400%	7/1/46	350	411
[4]	Southwestern Electric Power Co.	4.100%	9/15/28	207	236
	Southwestern Public Service Co.	3.300%	6/15/24	257	273
	Union Electric Co.	3.900%	9/15/42	454	520
	Union Electric Co.	4.000%	4/1/48	910	1,080
	Union Electric Co.	3.250%	10/1/49	405	432
[4]	Virginia Electric & Power Co.	3.150%	1/15/26	425	463
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	1,378
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	500	573
[4,10]	Vistra Operations Co. LLC	5.500%	9/1/26	530	547
[4,10]	Vistra Operations Co. LLC	5.625%	2/15/27	65	68
[10]	Vistra Operations Co. LLC	4.375%	5/1/29	420	422
	Xcel Energy Inc.	3.500%	12/1/49	2,520	2,724
					143,342
Total Corporate Bonds (Cost $1,797,260)					1,828,301
Sovereign Bonds (5.1%)
[4,10]	Banque Ouest Africaine de Developpement	4.700%	10/22/31	480	520
[4]	Bermuda	4.854%	2/6/24	2,799	3,091
	Comision Federal de Electricidad	3.348%	2/9/31	670	666
[4,10]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	3,450	3,385
	Dominican Republic	5.875%	4/18/24	3,000	3,187
[4]	Dominican Republic	5.500%	1/27/25	6,360	6,993
	Ecopetrol SA	5.875%	9/18/23	1,165	1,262
[4,10]	Export-Import Bank of India	3.875%	2/1/28	240	260
[4]	Export-Import Bank of India	3.875%	2/1/28	1,173	1,270
	Federative Republic of Brazil	4.625%	1/13/28	1,529	1,656
[4,10,13]	Kingdom of Morocco	1.375%	3/30/26	5,800	6,963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,10]	Kingdom of Morocco	2.375%	12/15/27	7,500	7,359
[4,10,13]	Kingdom of Morocco	2.000%	9/30/30	5,500	6,445
[4]	Kingdom of Saudi Arabia	2.375%	10/26/21	6,085	6,125
[4]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,927
[4]	NTPC Ltd.	4.250%	2/26/26	250	270
[10]	OCP SA	5.125%	6/23/51	3,935	3,996
[4,10]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	200	204
[4,10]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	221
[4,10]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	560	639
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	4,000	4,468
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	3,022	3,284
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	954	1,114
	Republic of Armenia	3.600%	2/2/31	1,170	1,108
[4]	Republic of Azerbaijan	4.750%	3/18/24	5,766	6,270
[4]	Republic of Azerbaijan	3.500%	9/1/32	2,000	2,078
[4]	Republic of Colombia	2.625%	3/15/23	11,000	11,238
[4]	Republic of Colombia	4.000%	2/26/24	2,319	2,456
[4]	Republic of Colombia	4.500%	1/28/26	23,002	25,117
	Republic of Colombia	10.375%	1/28/33	1,933	2,892
[4]	Republic of Croatia	5.500%	4/4/23	3,100	3,370
[4]	Republic of Ecuador	0.000%	7/31/30	10,230	5,685
[4,10]	Republic of Ecuador	0.000%	7/31/30	3,580	1,990
[4]	Republic of Ecuador	0.500%	7/31/30	2,404	2,062
[4]	Republic of El Salvador	8.625%	2/28/29	1,100	1,088
[4]	Republic of Guatemala	4.375%	6/5/27	5,000	5,459
	Republic of Hungary	5.375%	2/21/23	4,336	4,688
	Republic of Hungary	5.750%	11/22/23	200	225
[4]	Republic of Indonesia	3.750%	4/25/22	733	753
	Republic of Indonesia	4.125%	1/15/25	10,000	11,045
[4]	Republic of Lithuania	6.625%	2/1/22	2,000	2,073
	Republic of Panama	7.125%	1/29/26	3,246	4,029
	Republic of Panama	8.875%	9/30/27	5,000	6,915
	Republic of Panama	3.362%	6/30/31	7,011	7,043
	Republic of Panama	8.125%	4/28/34	780	1,118
[4]	Republic of Panama	4.500%	4/16/50	600	683
[4]	Republic of Panama	3.870%	7/23/60	4,755	4,857
	Republic of Peru	7.350%	7/21/25	1,175	1,441
[4]	Republic of Peru	2.392%	1/23/26	3,136	3,237
[4,13]	Republic of Romania	2.625%	12/2/40	750	880
[13]	Republic of Romania	2.750%	4/14/41	405	475
[10,13]	Republic of Romania	2.750%	4/14/41	1,150	1,349
[4]	Republic of Serbia	7.250%	9/28/21	1,038	1,055
[13]	Republic of the Philippines	0.250%	4/28/25	4,940	5,877
[13]	Republic of the Philippines	1.750%	4/28/41	10,450	12,282
[4]	Saudi Arabian Oil Co.	2.875%	4/16/24	2,500	2,633
[13]	Serbia International Bond	3.125%	5/15/27	3,536	4,658
[4]	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	5,389	5,805
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	2,667	2,760
[10]	Ukraine Government Bond	6.876%	5/21/29	5,000	5,187
[14]	United Mexican States	8.000%	12/7/23	500,000	26,292
	United Mexican States	3.750%	1/11/28	1,496	1,634
[13]	United Mexican States	3.625%	4/9/29	1,845	2,559
	United Mexican States	4.500%	4/22/29	16,874	19,094

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	United Mexican States		3.250%	4/16/30	1,289	1,332
[4]	United Mexican States		3.771%	5/24/61	1,600	1,491
Total Sovereign Bonds (Cost $278,410)						282,588
Taxable Municipal Bonds (0.1%)
	Houston TX GO		6.290%	3/1/32	1,695	2,136
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)		5.871%	11/15/39	700	934
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)		3.922%	12/31/49	700	780
	Wisconsin General Fund Annual Appropriation Revenue		3.954%	5/1/36	500	562
Total Taxable Municipal Bonds (Cost $4,025)						4,412
					Shares
Temporary Cash Investments (13.8%)
Money Market Fund (13.8%)
[15]	Vanguard Market Liquidity Fund (Cost $761,809)		0.056%		7,618,186	761,819
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	38,496	80
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	36,827	77
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	36,930	78
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	38,496	86

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-HY-S36-V1, Credit Protection Purchased, Pays 5.000% Quarterly	GSI	7/21/21	1.060%	120,825	28
5-Year CDX-NA-HY-S36-V1, Credit Protection Purchased, Pays 5.000% Quarterly	GSI	8/18/21	1.060%	36,335	62
5-Year CDX-NA-HY-S36-V1, Credit Protection Purchased, Pays 5.000% Quarterly	GSI	8/18/21	1.060%	24,345	42
5-Year CDX-NA-HY-S36-V1, Credit Protection Purchased, Pays 5.000% Quarterly	GSI	8/18/21	1.060%	5,165	9
5-Year CDX-NA-IG-S36-V1, Credit Protection Purchased, Pays 1.000% Quarterly	BARC	7/21/21	0.550%	248,683	68

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-IG-S36-V1, Credit Protection Purchased, Pays 1.000% Quarterly	CITNA	7/21/21	0.625%	19,810	1
Total Options Purchased (Cost $2,316)					531
Total Investments (110.4%) (Cost $6,063,645)					6,101,057
Other Assets and Liabilities—Net (-10.4%)					(574,347)
Net Assets (100%)					5,526,710
Cost is in $000.
1	Securities with a value of $1,190,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $3,511,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $6,365,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2021.
7	Interest-only security.
8	Inverse interest-only security.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $277,489,000, representing 5.0% of net assets.
11	Face amount denominated in Australian dollars.
12	Face amount denominated in British pounds.
13	Face amount denominated in euro.
14	Face amount denominated in Mexican pesos.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Excercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year CDX-NA-IG-S36-V1, Credit Protection Purchased, Pays 1.000% Quarterly (Premiums Received $170)	BARC	7/21/21	0.650%	414,891	(20)
BARC—Barclays Bank plc.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	1,346	166,136	(189)
Euro-Bund	September 2021	375	76,752	245
Ultra Long U.S. Treasury Bond	September 2021	904	174,190	4,967
				5,023

Short Futures Contracts
2-Year U.S. Treasury Note	September 2021	(44)	(9,694)	—
10-Year U.S. Treasury Note	September 2021	(1,728)	(228,960)	519
AUD 3-Year Treasury Bond	September 2021	(106)	(9,260)	37
AUD 10-Year Treasury Bond	September 2021	(18)	(1,906)	5
Euro-Bobl	September 2021	(441)	(70,149)	(38)
Euro-Buxl	September 2021	(83)	(20,002)	(321)
Euro-Schatz	September 2021	(8)	(1,064)	—
Long Gilt	September 2021	(490)	(86,828)	(510)
Long U.S. Treasury Bond	September 2021	(173)	(27,810)	(118)
Ultra 10-Year U.S. Treasury Note	September 2021	(416)	(61,237)	(259)
				(685)
				4,338

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	7/27/21	GBP	654	USD	909	—	(4)
Bank of America, N.A.	7/27/21	GBP	283	USD	392	—	—
State Street Bank & Trust Co.	7/27/21	USD	10,901	AUD	14,328	153	—
State Street Bank & Trust Co.	7/27/21	USD	149,237	EUR	124,607	1,405	—
State Street Bank & Trust Co.	7/27/21	USD	38,609	GBP	27,727	252	—
State Street Bank & Trust Co.	7/29/21	USD	56	GBP	40	—	—
State Street Bank & Trust Co.	7/27/21	USD	26,790	MXN	530,588	257	—
Citibank, N.A.	7/27/21	USD	8	ZAR	106	—	—
						2,067	(4)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
MXN—Mexican pesos.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S36-V1	06/20/24	USD	60,035	1.000	1,324	68

Credit Protection Purchased
CDX-NA-HY-S35-V1	12/20/25	USD	32,000	(5.000)	(3,267)	(708)
CDX-NA-HY-S36-V1	06/20/26	USD	24,345	(5.000)	(2,504)	(158)
CDX-NA-IG-S36-V1	06/20/26	USD	67,385	(1.000)	(1,719)	(79)
						(945)
						(877)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Berkshire Hathaway Inc./Aa2	6/20/22	BARC	450	1.000	4	1	3	—
Berkshire Hathaway Inc./Aa2	12/20/22	BARC	400	1.000	5	2	3	—
Berkshire Hathaway Inc./Aa2	12/20/24	BARC	600	1.000	17	12	5	—
Berkshire Hathaway Inc./Aa2	12/20/24	JPMC	600	1.000	17	12	5	—
MetLife Inc./A3	12/20/21	BARC	100	1.000	—	—	—	—
MetLife Inc./A3	6/20/24	BARC	700	1.000	15	—	15	—
People's Republic of China/A1	6/20/22	BNPSW	200	1.000	2	—	2	—
Republic of Chile/A1	6/20/26	BOANA	900	1.000	19	13	6	—
Republic of Chile/A1	6/20/26	GSI	3,000	1.000	62	40	22	—
Republic of Chile/A1	6/20/26	MSCS	3,100	1.000	64	43	21	—
Republic of Peru/A3	6/20/26	BARC	1,600	1.000	14	4	10	—
Republic of Peru/A3	6/20/26	BNPSW	3,120	1.000	28	23	5	—
Republic of Peru/A3	6/20/26	JPMC	1,510	1.000	13	14	—	(1)
Republic of South Africa/Ba2	12/20/25	BARC	360	1.000	(10)	(15)	5	—
Unibail-Rodamco-Westfield SE/Baa2	6/20/26	GSI	3,000[2]	1.000	5	(41)	46	—
					255	108	148	(1)
Credit Protection Purchased
Bank of China Ltd.	12/20/21	BNPSW	100	(1.000)	—	—	—	—
Bank of China Ltd.	6/20/22	BNPSW	200	(1.000)	(2)	—	—	(2)
Deutsche Bank AG	12/20/22	JPMC	265	(1.000)	(3)	—	—	(3)
Lincoln National Corp.	12/20/21	BARC	100	(1.000)	—	—	—	—
McDonald's Corp.	6/20/22	GSI	325	(1.000)	(3)	(2)	—	(1)
People's Republic of China	6/20/23	GSI	1,200	(1.000)	(22)	(7)	—	(15)
Republic of Colombia	6/20/26	MSCS	11,040	(1.000)	188	168	20	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Republic of the Philippines	6/20/26	BNPSW	4,100	(1.000)	(115)	(110)	—	(5)
Societe Generale SA	12/20/21	JPMC	325	(1.000)	(1)	—	—	(1)
Standard Chartered Bank	12/20/21	JPMC	185	(1.000)	(1)	—	—	(1)
State of Qatar	6/20/22	BOANA	340	(1.000)	(3)	1	—	(4)
State of Qatar	6/20/22	CITNA	660	(1.000)	(6)	2	—	(8)
					32	52	20	(40)
					287	160	168	(41)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $827,000 and cash of $340,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized. The fund had no open options contracts on futures at June 30, 2021.
F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
At June 30, 2021, counterparties had deposited in segregated accounts cash of $262,000 in connection with TBA transactions.
I. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,165,147	—	3,165,147
Asset-Backed/Commercial Mortgage-Backed Securities	—	58,259	—	58,259
Corporate Bonds	—	1,828,301	—	1,828,301
Sovereign Bonds	—	282,588	—	282,588
Taxable Municipal Bonds	—	4,412	—	4,412
Temporary Cash Investments	761,819	—	—	761,819
Options Purchased	—	531	—	531
Total	761,819	5,339,238	—	6,101,057

Derivative Financial Instruments
Assets
Futures Contracts[1]	5,773	—	—	5,773
Forward Currency Contracts	—	2,067	—	2,067
Swap Contracts	68[1]	168	—	236
Total	5,841	2,235	—	8,076
Liabilities
Options Written	—	20	—	20
Futures Contracts[1]	1,435	—	—	1,435
Forward Currency Contracts	—	4	—	4
Swap Contracts	945[1]	41	—	986
Total	2,380	65	—	2,445
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.